UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21120

Conestoga Funds
(Exact name of registrant as specified in charter)

550 E. Swedesford Road, Suite 120 Wayne, PA	19087
(Address of principal executive offices)	(Zip code)

Conestoga Capital Advisors 550 E. Swedesford Road, Suite 120 Wayne, PA 19087
(Name and address of agent for service)

With Copy To:
Josh Deringer, Esq.
Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103

Registrant's telephone number, including area code:	(800) 320-7790

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

Conestoga Funds

SMALL CAP FUND

SMID CAP FUND

MID CAP FUND

MICRO CAP FUND

M a n a g e d B y

SEMI-ANNUAL REPORT

March 31, 2023
(Unaudited)

CONESTOGA FUNDS CHAIRMAN’S LETTER

May 8, 2023

Dear Fellow Shareholders of the Conestoga Funds,

I am pleased to provide with you the March 31, 2023, Semi-Annual Report of the Conestoga Funds. In addition to the financial reports and schedule of investments for each of the Funds, the Conestoga Portfolio Managers provide a summary review of investment markets and the Funds’ performance in the Manager’s Letter.

We thank you for your continued investment in the Conestoga Funds,

Robert M. Mitchell

Robert M. Mitchell
Chairman and Chief Executive Officer

CONESTOGA FUNDS MANAGER’S LETTER	May 8, 2023

Fellow Shareholders,

U.S. equity markets began 2023 with a continuation of the rally off their lows in the second half of 2022, but encountered higher levels of volatility as turmoil in the banking sector gripped investors’ attention in March of 2023. Depositors’ flight from Silicon Valley Bank (SIVB) was unprecedented, with the bank transitioning to Federal Deposit Insurance Corporation receivership in less than one week. Rising interest rates over the past year have created an asset-liability mismatch for some banks and many depositors have sought out higher returns on their cash while limiting their uninsured deposits. Many small- to medium-sized banks saw their stock prices fall sharply in the first quarter as investors reassessed their viability and future earnings.

The Federal Reserve (the “Fed”) has continued their attempt to engineer an economic soft landing through the clouds of the banking turmoil, persistent inflation and a tight labor market. While some forecasters expected the Fed to pause their campaign of rising rates, they have continued to raise the Federal Funds rate, confirming their commitment to taming inflation. U.S. corporate earnings forecasts have generally been revised downward as expectations for a recession in late 2023 remain the consensus outlook.

The first six months of the Funds’ fiscal year has mostly favored each of the Conestoga Funds. The Small Cap Fund, SMid Cap Fund and Micro Cap Fund have each outperformed their respective benchmarks over this six-month period, while the Mid Cap Fund has modestly lagged its benchmark. We observe that there has been a return to favor of higher-quality companies, that profitable companies generally outperformed unprofitable companies and that there was a rotation back to growth stocks. The Financial sector has been weighed down by the poor performance of regional banks and the Energy sector has moved lower on expectations for weaker economic growth. Both of these trends benefited the performance of the Conestoga Funds relative to their respective benchmarks.

Looking forward, we believe that the resolution of SIVB and other stressed banks and financial institutions may create tighter financial conditions and increase the likelihood and magnitude of a recession in the coming quarters. The banking sector pressures have introduced financial instability into the U.S. economy, a factor which has not been present in the market’s decline from its 2021 highs. If this continues to be a concern for investors, companies with stronger balance sheets, positive cash flows, and more sustainable growth rates may be preferred. Conestoga’s investment approach continues to focus on these types of companies as we build and manage each of the Funds.

On behalf of all of the members of Conestoga Capital Advisors LLC, we thank you for your continued investment in the Funds.

With every good wish,

Robert M. Mitchell	Joseph F. Monahan III, CFA
Managing Partner – Co-Portfolio Manager	Managing Partner – Co-Portfolio Manager
Small and SMid Cap Funds	Small, SMid and Micro Cap Funds

Derek S. Johnston, CFA	David R. Neiderer, CFA
Partner – Co-Portfolio Manager	Partner – Co-Portfolio Manager
SMid and Mid Cap Funds	Micro Cap Fund

Ted Chang, CFA
Co-Portfolio Manager
Mid Cap Funds

CONESTOGA SMALL CAP FUND - INSTITUTIONAL CLASS PERFORMANCE INFORMATION March 31, 2023 (Unaudited)

Comparison of the Change in Value of a $250,000 Investment in
Conestoga Small Cap Fund – Institutional Class (since inception on 08/13/2014)

versus the Russell 2000® Growth Index

Average Annual Total Returns for the Periods Ended March 31, 2023
	1 Year	3 Years	5 Years	Since Inception (8/13/2014)
Conestoga Small Cap Fund - Institutional Class	-4.52%	15.04%	8.74%	11.68%
Russell 2000® Growth Index	-10.60%	13.36%	4.26%	7.14%

The Fund’s past performance does not predict its future performance. The graph and table shown above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares but do reflect the reinvestment of all dividends and distributions. The Fund’s benchmark, the Russell 2000® Growth Index, measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000® companies with higher price-to-value ratios and higher forecasted growth values. The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities in the Russell 3000® Index based on a combination of their market capitalization and current index membership.

CONESTOGA SMALL CAP FUND - INVESTORS CLASS PERFORMANCE INFORMATION March 31, 2023 (Unaudited)

10 Year Comparison of the Change in Value of a $10,000
Investment in Conestoga Small Cap Fund – Investors Class
versus the Russell 2000® Growth Index

Average Annual Total Returns for the Periods Ended March 31, 2023
	1 Year	3 Years	5 Years	10 Years	15 Years	Since Inception (10/1/2002)
Conestoga Small Cap Fund - Investors Class	-4.71%	14.82%	8.52%	11.36%	11.20%	11.40%
Russell 2000® Growth Index	-10.60%	13.36%	4.26%	8.49%	8.67%	9.89%

The Fund’s past performance does not predict its future performance. The graph and table shown above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares but do reflect the reinvestment of all dividends and distributions. The Fund’s benchmark, the Russell 2000® Growth Index, measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000® companies with higher price-to-value ratios and higher forecasted growth values. The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities in the Russell 3000® Index based on a combination of their market capitalization and current index membership.

CONESTOGA SMID CAP FUND - INSTITUTIONAL CLASS PERFORMANCE INFORMATION March 31, 2023 (Unaudited)

Comparison of the Change in Value of a $250,000 Investment in
Conestoga SMid Cap Fund – Institutional Class (since inception on 12/15/2014)

versus the Russell 2500® Growth Index

Average Annual Total Returns for the Periods Ended March 31, 2023
	1 Year	3 Years	5 Years	Since Inception (12/15/2014)
Conestoga SMid Cap Fund - Institutional Class	-10.30%	13.00%	8.08%	11.00%
Russell 2500® Growth Index	-10.35%	14.75%	6.82%	8.97%

The Fund’s past performance does not predict its future performance. The graph and table shown above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares but do reflect the reinvestment of all dividends and distributions. The Fund’s benchmark, the Russell 2500® Growth Index, measures the performance of the small- to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500® companies with higher growth earnings potential as defined by Russell’s leading style methodology. The Russell 2500® Index measures the performance of the small- to mid-cap segment of the U.S. equity universe, commonly referred to as “smid” cap. The Russell 2500® Index is a subset of the Russell 3000® Index. It includes approximately 2500 of the smallest securities in the Russell 3000® Index based on a combination of their market capitalization and current index membership.

CONESTOGA SMID CAP FUND - INVESTORS CLASS PERFORMANCE INFORMATION March 31, 2023 (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in
Conestoga SMid Cap Fund – Investors Class (since inception on 01/21/2014)

versus the Russell 2500® Growth Index

Average Annual Total Returns for the Periods Ended March 31, 2023
	1 Year	3 Years	5 Years	Since Inception (1/21/2014)
Conestoga SMid Cap Fund - Investors Class	-10.49%	12.72%	7.82%	8.27%
Russell 2500® Growth Index	-10.35%	14.75%	6.82%	8.13%

The Fund’s past performance does not predict its future performance. The graph and table shown above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares but do reflect the reinvestment of all dividends and distributions. The Fund’s benchmark, the Russell 2500® Growth Index, measures the performance of the small- to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500® companies with higher growth earnings potential as defined by Russell’s leading style methodology. The Russell 2500® Index measures the performance of the small- to mid-cap segment of the U.S. equity universe, commonly referred to as “smid” cap. The Russell 2500® Index is a subset of the Russell 3000® Index. It includes approximately 2500 of the smallest securities in the Russell 3000® Index based on a combination of their market capitalization and current index membership.

CONESTOGA MID CAP FUND - INSTITUTIONAL CLASS PERFORMANCE INFORMATION March 31, 2023 (Unaudited)

Comparison of the Change in Value of a $250,000 Investment in
Conestoga Mid Cap Fund – Institutional Class (since inception on 6/29/2021)
versus the Russell Midcap® Growth Index

Average Annual Total Returns for the Periods Ended March 31, 2023
	1 Year	Since Inception (06/29/2021)
Conestoga Mid Cap Fund - Institutional Class	-11.58%	-10.39%
Russell Midcap® Growth Index	-8.52%	-11.16%

The Fund’s past performance does not predict its future performance. The graph and table shown above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares but do reflect the reinvestment of all dividends and distributions. The Fund’s benchmark, the Russell Midcap® Growth Index, measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap® Growth Index is constructed to provide a comprehensive and unbiased barometer of the mid-cap growth market. The index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true mid-cap growth market.

CONESTOGA MID CAP FUND - INVESTORS CLASS PERFORMANCE INFORMATION March 31, 2023 (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in
Conestoga Mid Cap Fund – Investors Class (since inception on 6/29/2021)
versus the Russell Midcap® Growth Index

Average Annual Total Returns for the Periods Ended March 31, 2023
	1 Year	Since Inception (06/29/2021)
Conestoga Mid Cap Fund - Investors Class	-11.82%	-10.64%
Russell Midcap® Growth Index	-8.52%	-11.16%

The Fund’s past performance does not predict its future performance. The graph and table shown above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares but do reflect the reinvestment of all dividends and distributions. The Fund’s benchmark, the Russell Midcap® Growth Index, measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap® Growth Index is constructed to provide a comprehensive and unbiased barometer of the mid-cap growth market. The index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true mid-cap growth market.

CONESTOGA MICRO CAP FUND - INSTITUTIONAL CLASS PERFORMANCE INFORMATION March 31, 2023 (Unaudited)

Comparison of the Change in Value of a $250,000 Investment in
Conestoga Micro Cap Fund – Institutional Class (since inception on 11/30/2018)
versus the Russell Microcap® Growth Index

Average Annual Total Returns for the Periods Ended March 31, 2023
	1 Year	3 Years	Since Inception (11/30/2018)
Conestoga Micro Cap Fund - Institutional Class	-16.33%	16.73%	9.86%
Russell Microcap® Growth Index	-17.97%	10.87%	1.71%

The Fund commenced operations as a series of Conestoga Funds on December 20, 2021, when all of the assets of Conestoga Micro Cap Fund, LP (the “Predecessor Fund”) transferred to Institutional Class and Investors Class shares of the Fund. The Fund’s investment objectives, policies, guidelines and restrictions are in all material respects equivalent to those of the Predecessor Fund, and the investment adviser and portfolio managers for the Fund are the same as those of the Predecessor Fund. Accordingly, the performance information shown for periods prior to December 20, 2021 is that of the Predecessor Fund. The Predecessor Fund was not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and thus was not subject to certain investment and operational restrictions that are imposed by the 1940 Act. If the Predecessor Fund had been registered under the 1940 Act, its performance may have been adversely affected. Accordingly, future Fund performance may be different than the Predecessor Fund’s restated past performance. The graph and table shown above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares but do reflect the reinvestment of all dividends and distributions. The Fund’s benchmark, the Russell Microcap® Growth Index, measures the performance of those Russell Microcap® companies with higher price-to-book ratios and higher forecasted growth values.

CONESTOGA MICRO CAP FUND - INVESTORS CLASS PERFORMANCE INFORMATION March 31, 2023 (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in
Conestoga Micro Cap Fund – Investors Class (since inception on 11/30/2018)
versus the Russell Microcap® Growth Index

Average Annual Total Returns for the Periods Ended March 31, 2023
	1 Year	3 Years	Since Inception (11/30/2018)
Conestoga Micro Cap Fund - Investors Class	-16.46%	16.46%	9.60%
Russell Microcap® Growth Index	-17.97%	10.87%	1.71%

The Fund commenced operations as a series of Conestoga Funds on December 20, 2021, when all of the assets of Conestoga Micro Cap Fund, LP (the “Predecessor Fund”) transferred to Institutional Class and Investors Class shares of the Fund. The Fund’s investment objectives, policies, guidelines and restrictions are in all material respects equivalent to those of the Predecessor Fund, and the investment adviser and portfolio managers for the Fund are the same as those of the Predecessor Fund. Accordingly, the performance information shown for periods prior to December 20, 2021 is that of the Predecessor Fund. The Predecessor Fund was not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and thus was not subject to certain investment and operational restrictions that are imposed by the 1940 Act. If the Predecessor Fund had been registered under the 1940 Act, its performance may have been adversely affected. Accordingly, future Fund performance may be different than the Predecessor Fund’s restated past performance. The graph and table shown above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares but do reflect the reinvestment of all dividends and distributions. The Fund’s benchmark, the Russell Microcap® Growth Index, measures the performance of those Russell Microcap® companies with higher price-to-book ratios and higher forecasted growth values.

CONESTOGA SMALL CAP FUND PORTFOLIO HOLDINGS March 31, 2023 (Unaudited)

Diversification*
(% of Net Assets)

Top Ten Equity Holdings

Security Description	% of Net Assets
AAON, Inc.	4.2%
Casella Waste Systems, Inc. - Class A	4.2%
SPS Commerce, Inc.	4.2%
Descartes Systems Group, Inc. (The)	4.1%
Exponent, Inc.	4.1%
Novanta, Inc.	3.9%
FirstService Corporation	3.0%
Altair Engineering, Inc. - Class A	3.0%
Simpson Manufacturing Company, Inc.	2.7%
Fox Factory Holding Corporation	2.6%

*	Industry categories represent the industry assigned at the time of purchase. See Note 7 of the Notes to Financial Statements.

CONESTOGA SMALL CAP FUND SCHEDULE OF INVESTMENTS March 31, 2023 (Unaudited)
COMMON STOCKS — 97.1%	Shares	Value
Basic Materials — 6.1%
Metal Fabricating — 3.8%
Omega Flex, Inc.	373,109	$41,579,267
RBC Bearings, Inc. (a)	389,675	90,689,063
		132,268,330
Specialty Chemicals — 2.3%
Balchem Corporation	638,560	80,765,069

Consumer Discretionary — 5.2%
Home Improvement Retailers — 2.6%
SiteOne Landscape Supply, Inc. (a)	646,330	88,463,187

Recreational Products — 2.6%
Fox Factory Holding Corporation (a)	748,888	90,892,537

Consumer Staples — 1.0%
Nondurable Household Products — 1.0%
WD-40 Company	200,351	35,672,496

Financials — 1.7%
Financial Data Providers — 1.7%
Clearwater Analytics Holdings, Inc. - Class A (a)	3,607,363	57,573,513

Health Care — 12.5%
Biotechnology — 1.3%
Vericel Corporation (a)	1,553,540	45,549,793

Health Care Management Services — 0.6%
National Research Corporation	503,399	21,902,890

Health Care Services — 1.1%
Omnicell, Inc. (a)	629,325	36,922,498

Medical Equipment — 6.2%
LeMaitre Vascular, Inc. (b)	1,275,696	65,660,073
Merit Medical Systems, Inc. (a)	1,200,295	88,761,815
Repligen Corporation (a)	360,810	60,745,972
		215,167,860

CONESTOGA SMALL CAP FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 97.1% (Continued)	Shares	Value
Health Care — 12.5% (Continued)
Medical Supplies — 3.3%
Neogen Corporation (a)	3,363,566	$62,293,242
Stevanato Group S.p.A. (b)	2,050,920	53,118,828
		115,412,070
Industrials — 29.9%
Building Materials: Other — 4.1%
Simpson Manufacturing Company, Inc.	856,790	93,938,456
Trex Company, Inc. (a)	978,485	47,622,865
		141,561,321
Building: Climate Control — 4.2%
AAON, Inc.	1,508,825	145,888,289

Construction — 2.4%
Construction Partners, Inc. - Class A (a)(b)	3,035,866	81,786,230

Defense — 4.1%
Axon Enterprise, Inc. (a)	306,240	68,858,064
Mercury Systems, Inc. (a)	1,413,898	72,278,466
		141,136,530
Diversified Industrials — 1.9%
ESCO Technologies, Inc.	676,430	64,565,243

Electronic Equipment: Control & Filter — 2.0%
Helios Technologies, Inc.	1,068,183	69,859,168

Electronic Equipment: Gauges & Meters — 3.2%
Mesa Laboratories, Inc. (b)	390,205	68,180,520
Transcat, Inc. (a)(b)	483,824	43,249,027
		111,429,547
Engineering & Contracting Services — 4.1%
Exponent, Inc.	1,418,105	141,370,887

Industrial Suppliers — 0.9%
Hillman Solutions Corporation (a)	3,824,750	32,204,395

Machinery: Construction & Handling — 1.3%
Douglas Dynamics, Inc. (b)	1,472,915	46,971,259

Machinery: Industrial — 1.7%
John Bean Technologies Corporation	546,830	59,763,051

CONESTOGA SMALL CAP FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 97.1% (Continued)	Shares	Value
Real Estate — 3.0%
Real Estate Services — 3.0%
FirstService Corporation	750,235	$105,775,633

Technology — 30.9%
Computer Services — 1.6%
Workiva, Inc. (a)	530,085	54,286,005

Consumer Digital Services — 0.9%
Definitive Healthcare Corporation - Class A (a)	2,998,354	30,972,997

Production Technology Equipment — 5.0%
Azenta, Inc. (a)	863,497	38,529,236
Novanta, Inc. (a)	844,165	134,298,210
		172,827,446
Software — 23.4%
Altair Engineering, Inc. - Class A (a)	1,466,230	105,729,845
BlackLine, Inc. (a)	969,915	65,129,792
Descartes Systems Group, Inc. (The) (a)	1,784,196	143,824,040
Model N, Inc. (a)(b)	2,566,719	85,908,085
Paycor HCM, Inc. (a)	2,794,930	74,121,544
PROS Holdings, Inc. (a)	2,104,665	57,667,821
Q2 Holdings, Inc. (a)	1,232,765	30,350,674
Simulations Plus, Inc. (b)	1,510,746	66,382,179
SPS Commerce, Inc. (a)	949,180	144,560,114
Vertex, Inc. - Class A (a)	1,869,290	38,675,610
		812,349,704
Telecommunications — 0.7%
Telecommunications Equipment — 0.7%
Digi International, Inc. (a)	682,916	23,000,611

Utilities — 6.1%
Waste & Disposal Services — 4.2%
Casella Waste Systems, Inc. - Class A (a)	1,755,035	145,071,193

Water — 1.9%
Evoqua Water Technologies Corporation (a)	1,337,075	66,479,369

Total Common Stocks (Cost $2,225,006,837)		$3,367,889,121

CONESTOGA SMALL CAP FUND SCHEDULE OF INVESTMENTS (Continued)
MONEY MARKET FUNDS — 1.7%	Shares	Value
Fidelity Investments Money Market Treasury Portfolio - Class I, 4.70% (c) (Cost $60,000,000)	60,000,000	$60,000,000

Total Investments at Value — 98.8% (Cost $2,285,006,837)		$3,427,889,121

Other Assets in Excess of Liabilities — 1.2%		41,816,297

Net Assets — 100.0%		$3,469,705,418

(a)	Non-income producing security.
(b)	The Fund owned 5% or more of the company’s outstanding voting shares thereby making the company an affiliate of the Fund as that term is defined in the Investment Company Act of 1940 (Note 5).
(c)	The rate shown is the 7-day effective yield as of March 31, 2023.
Schedule of Investments uses the Russell ICB Industry and Sector classification.
See accompanying notes to financial statements.

CONESTOGA SMID CAP FUND PORTFOLIO HOLDINGS March 31, 2023 (Unaudited)

Diversification*
(% of Net Assets)

Top Ten Equity Holdings

Security Description	% of Net Assets
Casella Waste Systems, Inc. - Class A	4.3%
Fair Isaac Corporation	3.9%
FirstService Corporation	3.7%
Exponent, Inc.	3.6%
Descartes Systems Group, Inc. (The)	3.2%
Rollins, Inc.	3.1%
Novanta, Inc.	3.0%
SPS Commerce, Inc.	2.9%
Repligen Corporation	2.7%
Pool Corporation	2.7%

*	Industry categories represent the industry assigned at the time of purchase. See Note 7 of the Notes to Financial Statements.

CONESTOGA SMID CAP FUND SCHEDULE OF INVESTMENTS March 31, 2023 (Unaudited)
COMMON STOCKS — 97.5%	Shares	Value
Basic Materials — 4.2%
Metal Fabricating — 2.6%
RBC Bearings, Inc. (a)	42,900	$9,984,117

Specialty Chemicals — 1.6%
Balchem Corporation	47,260	5,977,445

Consumer Discretionary — 12.2%
Consumer Services: Miscellaneous — 3.1%
Rollins, Inc.	310,487	11,652,577

Education Services — 1.4%
Bright Horizons Family Solutions, Inc. (a)	71,720	5,521,723

Home Improvement Retailers — 2.0%
SiteOne Landscape Supply, Inc. (a)	54,945	7,520,322

Hotels & Motels — 1.8%
Vail Resorts, Inc.	29,995	7,009,232

Recreational Products — 2.7%
Pool Corporation	29,395	10,066,024

Recreational Vehicles & Boats — 1.2%
LCI Industries	40,650	4,466,215

Financials — 1.6%
Financial Data Providers — 1.6%
Clearwater Analytics Holdings, Inc. - Class A (a)	366,500	5,849,340

Health Care — 14.7%
Health Care Services — 1.2%
Omnicell, Inc. (a)	77,650	4,555,725

Medical Equipment — 5.3%
Merit Medical Systems, Inc. (a)	132,983	9,834,093
Repligen Corporation (a)	60,090	10,116,752
		19,950,845

CONESTOGA SMID CAP FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 97.5% (Continued)	Shares	Value
Health Care — 14.7% (Continued)
Medical Supplies — 8.2%
Bio-Techne Corporation	92,075	$6,831,044
Neogen Corporation (a)	296,661	5,494,162
Stevanato Group S.p.A.	201,345	5,214,835
Teleflex, Inc.	21,975	5,566,487
West Pharmaceutical Services, Inc.	22,589	7,826,411
		30,932,939
Industrials — 34.3%
Aerospace — 2.4%
HEICO Corporation - Class A	66,950	9,098,505

Building Materials: Other — 3.5%
Simpson Manufacturing Company, Inc.	52,300	5,734,172
Trex Company, Inc. (a)	151,130	7,355,497
		13,089,669
Building: Climate Control — 2.5%
Watsco, Inc.	29,305	9,323,679

Construction — 2.0%
Construction Partners, Inc. - Class A (a)	282,475	7,609,876

Defense — 4.3%
Axon Enterprise, Inc. (a)	38,205	8,590,394
Mercury Systems, Inc. (a)	151,700	7,754,904
		16,345,298
Electronic Equipment: Gauges & Meters — 1.4%
Cognex Corporation	104,625	5,184,169

Engineering & Contracting Services — 3.6%
Exponent, Inc.	136,430	13,600,707

Industrial Suppliers — 1.2%
Hillman Solutions Corporation (a)	539,720	4,544,442

Machinery: Construction & Handling — 1.3%
Douglas Dynamics, Inc.	159,369	5,082,277

Machinery: Engines — 0.5%
Generac Holdings, Inc. (a)	16,790	1,813,488

CONESTOGA SMID CAP FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 97.5% (Continued)	Shares	Value
Industrials — 34.3% (Continued)
Machinery: Industrial — 2.9%
EVI Industries, Inc. (a)	283,442	$5,612,152
John Bean Technologies Corporation	47,405	5,180,892
		10,793,044
Machinery: Specialty — 2.5%
Graco, Inc.	131,855	9,626,734

Professional Business Support Services — 3.9%
Fair Isaac Corporation (a)	21,220	14,911,082

Transaction Processing Services — 2.3%
Jack Henry & Associates, Inc.	57,445	8,658,110

Real Estate — 3.7%
Real Estate Services — 3.7%
FirstService Corporation	97,900	13,802,921

Technology — 22.5%
Computer Services — 3.2%
Gartner, Inc. (a)	19,875	6,474,679
Workiva, Inc. (a)	53,833	5,513,038
		11,987,717
Consumer Digital Services — 1.1%
Definitive Healthcare Corporation - Class A (a)	410,260	4,237,986

Production Technology Equipment — 3.0%
Novanta, Inc. (a)	71,820	11,425,844

Software — 15.2%
Altair Engineering, Inc. - Class A (a)	87,945	6,341,714
Descartes Systems Group, Inc. (The) (a)	151,700	12,228,537
Five9, Inc. (a)	52,300	3,780,767
Guidewire Software, Inc. (a)	72,645	5,960,522
Paycor HCM, Inc. (a)	200,530	5,318,056
Q2 Holdings, Inc. (a)	134,030	3,299,819
SPS Commerce, Inc. (a)	71,484	10,887,013
Tyler Technologies, Inc. (a)	27,165	9,633,796
		57,450,224

CONESTOGA SMID CAP FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 97.5% (Continued)	Shares	Value
Utilities — 4.3%
Waste & Disposal Services — 4.3%
Casella Waste Systems, Inc. - Class A (a)	198,775	$16,430,741

Total Common Stocks (Cost $296,669,496)		$368,503,017

MONEY MARKET FUNDS — 1.7%
Fidelity Investments Money Market Treasury Portfolio - Class I, 4.70% (b) (Cost $6,500,000)	6,500,000	$6,500,000

Total Investments at Value — 99.2% (Cost $303,169,496)		$375,003,017

Other Assets in Excess of Liabilities — 0.8%		3,151,989

Net Assets — 100.0%		$378,155,006

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of March 31, 2023.
Schedule of Investments uses the Russell ICB Industry and Sector classification.
See accompanying notes to financial statements.

CONESTOGA MID CAP FUND PORTFOLIO HOLDINGS March 31, 2023 (Unaudited)

Diversification*
(% of Net Assets)

Top Ten Equity Holdings

Security Description	% of Net Assets
Copart, Inc.	5.1%
Rollins, Inc.	4.2%
West Pharmaceutical Services, Inc.	4.1%
IDEXX Laboratories, Inc.	4.0%
HEICO Corporation - Class A	4.0%
ANSYS, Inc.	4.0%
Waste Connections, Inc.	3.9%
CoStar Group, Inc.	3.7%
Roper Technologies, Inc.	3.6%
Verisk Analytics, Inc.	3.6%

*	Industry categories represent the industry assigned at the time of purchase. See Note 7 of the Notes to Financial Statements.

CONESTOGA MID CAP FUND SCHEDULE OF INVESTMENTS March 31, 2023 (Unaudited)
COMMON STOCKS — 97.8%	Shares	Value
Consumer Discretionary — 18.3%
Consumer Services: Miscellaneous — 9.3%
Copart, Inc. (a)	1,440	$108,303
Rollins, Inc.	2,395	89,884
		198,187
Education Services — 1.7%
Bright Horizons Family Solutions, Inc. (a)	465	35,800

Hotels & Motels — 2.1%
Vail Resorts, Inc.	195	45,568

Recreational Products — 3.4%
Pool Corporation	210	71,912

Specialty Retail — 1.8%
Tractor Supply Company	165	38,782

Financials — 2.4%
Financial Data Providers — 2.4%
FactSet Research Systems, Inc.	125	51,886

Health Care — 21.9%
Health Care Services — 3.1%
Veeva Systems, Inc. - Class A (a)	355	65,245

Medical Equipment — 8.3%
IDEXX Laboratories, Inc. (a)	170	85,013
Repligen Corporation (a)	320	53,875
STERIS plc	195	37,300
		176,188
Medical Supplies — 10.5%
Align Technology, Inc. (a)	120	40,097
Bio-Techne Corporation	820	60,836
Teleflex, Inc.	140	35,463
West Pharmaceutical Services, Inc.	255	88,351
		224,747
Industrials — 24.8%
Aerospace — 4.0%
HEICO Corporation - Class A	625	84,937

CONESTOGA MID CAP FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 97.8% (Continued)	Shares	Value
Industrials — 24.8% (Continued)
Building: Climate Control — 2.3%
Watsco, Inc.	155	$49,315

Containers & Packaging — 1.5%
Ball Corporation	570	31,413

Electronic Equipment: Gauges & Meters — 3.8%
Cognex Corporation	540	26,757
Mettler-Toledo International, Inc. (a)	35	53,556
		80,313
Electronic Equipment: Pollution Control — 1.5%
Xylem, Inc.	315	32,981

Engineering & Contracting Services — 1.5%
Exponent, Inc.	315	31,402

Machinery: Engines — 0.8%
Generac Holdings, Inc. (a)	150	16,202

Machinery: Specialty — 3.1%
Graco, Inc.	915	66,804

Professional Business Support Services — 3.6%
Verisk Analytics, Inc.	400	76,744

Transaction Processing Services — 2.7%
Jack Henry & Associates, Inc.	385	58,027

Real Estate — 3.7%
Real Estate Services — 3.7%
CoStar Group, Inc. (a)	1,135	78,145

Technology — 22.8%
Computer Services — 3.2%
Gartner, Inc. (a)	210	68,412

Software — 19.6%
ANSYS, Inc. (a)	255	84,863
Bentley Systems, Inc.	490	21,065
Five9, Inc. (a)	275	19,880
Fortinet, Inc. (a)	1,060	70,448

CONESTOGA MID CAP FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 97.8% (Continued)	Shares	Value
Technology — 22.8% (Continued)
Software — 19.6% (Continued)
Guidewire Software, Inc. (a)	395	$32,410
Lightspeed Commerce, Inc. (a)	1,075	16,319
Procore Technologies, Inc. (a)	345	21,607
Roper Technologies, Inc.	175	77,121
Tyler Technologies, Inc. (a)	210	74,474
		418,187
Utilities — 3.9%
Waste & Disposal Services — 3.9%
Waste Connections, Inc.	595	82,747

Total Investments at Value — 97.8% (Cost $2,317,306)		$2,083,944

Other Assets in Excess of Liabilities — 2.2%		46,177

Net Assets — 100.0%		$2,130,121

(a) Non-income producing security.
Schedule of Investments uses the Russell ICB Industry and Sector classification.
See accompanying notes to financial statements.

CONESTOGA MICRO CAP FUND PORTFOLIO HOLDINGS March 31, 2023 (Unaudited)

Diversification*
(% of Net Assets)

Top Ten Equity Holdings

Security Description	% of Net Assets
Transcat, Inc.	5.1%
ShotSpotter, Inc.	4.5%
Construction Partners, Inc. - Class A	4.3%
Model N, Inc.	4.0%
Digi International, Inc.	4.0%
I3 Verticals, Inc. - Class A	4.0%
BioLife Solutions, Inc.	3.8%
U.S. Physical Therapy, Inc.	3.8%
NV5 Global, Inc.	3.8%
Vericel Corporation	3.7%

*	Industry categories represent the industry assigned at the time of purchase. See Note 7 of the Notes to Financial Statements.

CONESTOGA MICRO CAP FUND SCHEDULE OF INVESTMENTS March 31, 2023 (Unaudited)
COMMON STOCKS — 97.6%	Shares	Value
Basic Materials — 2.2%
Metal Fabricating — 2.2%
Omega Flex, Inc.	471	$52,488

Consumer Discretionary — 3.5%
Entertainment — 3.5%
Thunderbird Entertainment Group, Inc. (a)	33,801	83,150

Financials — 3.5%
Property & Casualty Insurance — 3.5%
Palomar Holdings, Inc. (a)	1,511	83,407

Health Care — 26.4%
Biotechnology — 7.6%
Alpha Teknova, Inc. (a)	13,811	40,881
NanoString Technologies, Inc. (a)	5,280	52,272
Vericel Corporation (a)	3,049	89,397
		182,550
Health Care Facilities — 3.8%
U.S. Physical Therapy, Inc.	924	90,469

Health Care Services — 5.9%
Health Catalyst, Inc. (a)	5,232	61,057
Phreesia, Inc. (a)	2,500	80,725
		141,782
Medical Equipment — 9.1%
BioLife Solutions, Inc. (a)	4,199	91,328
OrthoPediatrics Corporation (a)	1,829	81,006
Semler Scientific, Inc. (a)	1,681	45,051
		217,385
Industrials — 39.1%
Construction — 4.3%
Construction Partners, Inc. - Class A (a)	3,853	103,800

Electronic Equipment: Gauges & Meters — 8.3%
Mesa Laboratories, Inc.	441	77,056
Transcat, Inc. (a)	1,365	122,017
		199,073
Engineering & Contracting Services — 2.0%
Willdan Group, Inc. (a)	3,061	47,813

CONESTOGA MICRO CAP FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 97.6% (Continued)	Shares	Value
Industrials — 39.1% (Continued)
Industrial Suppliers — 6.6%
CryoPort, Inc. (a)	3,132	$75,168
Hillman Solutions Corporation (a)	9,800	82,516
		157,684
Machinery: Construction & Handling — 2.7%
Douglas Dynamics, Inc.	2,047	65,279

Professional Business Support Services — 6.7%
Montrose Environmental Group, Inc. (a)	1,940	69,200
NV5 Global, Inc. (a)	869	90,350
		159,550
Security Services — 4.5%
ShotSpotter, Inc. (a)	2,740	107,737

Transaction Processing Services — 4.0%
I3 Verticals, Inc. - Class A (a)	3,852	94,490

Technology — 18.9%
Software — 18.9%
Model N, Inc. (a)	2,852	95,456
Olo, Inc. - Class A (a)	10,450	85,272
PROS Holdings, Inc. (a)	3,053	83,652
Q2 Holdings, Inc. (a)	1,800	44,316
Simulations Plus, Inc.	1,893	83,178
TECSYS, Inc.	2,925	58,792
		450,666
Telecommunications — 4.0%
Telecommunications Equipment — 4.0%
Digi International, Inc. (a)	2,820	94,978

Total Investments at Value — 97.6% (Cost $2,396,710)		$2,332,301

Other Assets in Excess of Liabilities — 2.4%		58,057

Net Assets — 100.0%		$2,390,358

(a) Non-income producing security.
Schedule of Investments uses the Russell ICB Industry and Sector classification.
See accompanying notes to financial statements.

CONESTOGA FUNDS STATEMENTS OF ASSETS AND LIABILITIES March 31, 2023 (Unaudited)
	Conestoga Small Cap Fund	Conestoga SMid Cap Fund
ASSETS
Investments in unaffiliated securities, at cost	$1,857,645,957	$303,169,496
Investments in affiliated securities, at cost	427,360,880	—
Total investments, at cost	$2,285,006,837	$303,169,496
Investments in unaffiliated securities, at value (Note 2)	$2,916,362,920	$375,003,017
Investments in affiliated securities, at value (Notes 2 & 5)	511,526,201	—
Total investments, at value	3,427,889,121	375,003,017
Cash (Note 2)	51,993,611	5,513,823
Receivable for capital shares sold	1,282,194	164,259
Receivable for investment securities sold	—	1,654,928
Dividends and interest receivable	633,394	127,646
Other assets	46,175	47,528
Total assets	3,481,844,495	382,511,201

LIABILITIES
Payable for capital shares redeemed	7,718,994	293,023
Payable for investment securities purchased	1,638,065	3,758,561
Payable to Adviser (Note 4)	2,304,504	190,005
Accrued distribution fees (Note 4)	317,492	17,748
Accrued Trustees’ fees (Note 4)	53,202	53,202
Payable to administrator (Note 4)	47,929	10,519
Accrued legal fees	18,000	18,000
Accrued audit fees	8,000	7,250
Other accrued expenses	32,891	7,887
Total liabilities	12,139,077	4,356,195

NET ASSETS	$3,469,705,418	$378,155,006

NET ASSETS CONSIST OF:
Paid-in capital	$2,296,939,992	$326,752,530
Accumulated earnings	1,172,765,426	51,402,476
NET ASSETS	$3,469,705,418	$378,155,006

NET ASSET VALUE PER SHARE:
INSTITUTIONAL CLASS
Net assets applicable to Institutional Class	$2,748,233,457	$328,638,524
Institutional Class shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	40,603,781	15,913,760
Net asset value, offering price and redemption price per share (Note 2)	$67.68	$20.65
INVESTORS CLASS
Net assets applicable to Investors Class	$721,471,961	$49,516,482
Investors Class shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	10,877,316	2,449,038
Net asset value, offering price and redemption price per share (Note 2)	$66.33	$20.22

See accompanying notes to financial statements.

CONESTOGA FUNDS STATEMENTS OF ASSETS AND LIABILITIES March 31, 2023 (Unaudited) (Continued)
	Conestoga Mid Cap Fund	Conestoga Micro Cap Fund
ASSETS
Investments in unaffiliated securities, at cost	$2,317,306	$2,396,710
Investments in unaffiliated securities, at value (Note 2)	$2,083,944	$2,332,301
Cash (Note 2)	81,750	39,555
Receivable due from Adviser (Note 4)	27,657	28,863
Dividends and interest receivable	665	699
Other assets	13,800	24,344
Total assets	2,207,816	2,425,762

LIABILITIES
Payable for investment securities purchased	41,867	—
Accrued distribution fees (Note 4)	3,238	2,621
Accrued Trustees’ fees (Note 4)	507	591
Payable to administrator (Note 4)	5,140	5,150
Accrued legal fees	18,000	18,000
Accrued audit fees	7,250	7,250
Other accrued expenses	1,693	1,792
Total liabilities	77,695	35,404

NET ASSETS	$2,130,121	$2,390,358

NET ASSETS CONSIST OF:
Paid-in capital	$2,463,692	$2,514,835
Accumulated deficit	(333,571)	(124,477)
NET ASSETS	$2,130,121	$2,390,358

NET ASSET VALUE PER SHARE:
INSTITUTIONAL CLASS
Net assets applicable to Institutional Class	$1,687,905	$2,196,239
Institutional Class shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	204,545	293,611
Net asset value, offering price and redemption price per share (Note 2)	$8.25	$7.48
INVESTORS CLASS
Net assets applicable to Investors Class	$442,216	$194,119
Investors Class shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	53,837	26,034
Net asset value, offering price and redemption price per share (Note 2)	$8.21	$7.46

See accompanying notes to financial statements.

CONESTOGA FUNDS STATEMENTS OF OPERATIONS For the Six Months Ended March 31, 2023 (Unaudited)
	Conestoga Small Cap Fund	Conestoga SMid Cap Fund
INVESTMENT INCOME
Dividend income from unaffiliated investments	$3,805,516	$978,223
Dividend income from affiliated investments (Note 5)	1,505,870	—
Foreign withholding taxes on dividends	(48,109)	(6,146)
Interest	1,317,178	152,271
Total investment income	6,580,455	1,124,348

EXPENSES
Investment advisory fees (Note 4)	14,528,293	1,454,487
Shareholder Servicing Fees (Note 4)
Institutional Class	636,203	102,916
Investors Class	170,947	12,046
Distribution fees - Investors Class (Note 4)	854,709	60,229
Trustees’ fees and expenses (Note 4)	106,131	106,131
Transfer agent fees (Note 4)	163,292	18,169
Fund accounting fees (Note 4)	118,620	42,608
Custody and bank service fees	81,046	12,887
Registration and filing fees	56,900	34,109
Legal fees	45,417	45,417
Postage and supplies	71,173	8,799
Audit and tax services fees	8,411	7,661
Shareholder reporting expenses	6,093	6,093
Insurance expense	4,914	4,914
Borrowing expenses	3,101	—
Administration fees (Note 4)	1,500	1,500
Other expenses	11,927	9,931
Total expenses	16,868,677	1,927,897
Fee reductions and expense reimbursements by the Adviser (Note 4)	(1,656,563)	(413,181)
Net expenses	15,212,114	1,514,716

NET INVESTMENT LOSS	(8,631,659)	(390,368)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains (losses) from unaffiliated investments	59,211,731	(10,741,882)
Net realized gains from affiliated investments (Note 5)	2,611,770	—
Net change in unrealized appreciation (depreciation) on unaffiliated investments	466,478,801	57,714,391
Net change in unrealized appreciation (depreciation) on affiliated investments (Note 5)	38,021,269	—
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	566,323,571	46,972,509

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$557,691,912	$46,582,141

See accompanying notes to financial statements.

CONESTOGA FUNDS STATEMENTS OF OPERATIONS For the Six Months Ended March 31, 2023 (Unaudited) (Continued)
	Conestoga Mid Cap Fund	Conestoga Micro Cap Fund
INVESTMENT INCOME
Dividend income from unaffiliated investments	$5,974	$2,911
Foreign withholding taxes on dividends	(45)	—
Interest	771	1,114
Total investment income	6,700	4,025

EXPENSES
Legal fees	54,917	54,917
Fund accounting fees (Note 4)	21,846	20,000
Registration and filing fees	21,006	19,595
Investment advisory fees (Note 4)	7,770	12,011
Audit and tax services fees	7,661	7,661
Transfer agent fees (Note 4)	7,750	6,735
Insurance expense	4,914	4,914
Shareholder reporting expenses	4,337	4,887
Postage and supplies	1,891	1,626
Administration fees (Note 4)	1,500	1,500
Trustees’ fees and expenses (Note 4)	1,196	1,392
Shareholder Servicing Fees (Note 4)
Institutional Class	764	1,104
Investors Class	103	48
Distribution fees - Investors Class (Note 4)	517	242
Custody and bank service fees	78	523
Other expenses	8,584	7,917
Total expenses	144,834	145,072
Fee reductions and expense reimbursements by the Adviser (Note 4)	(136,547)	(129,816)
Net expenses	8,287	15,256

NET INVESTMENT LOSS	(1,587)	(11,231)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains (losses) from unaffiliated investments	(58,214)	4,750
Net change in unrealized appreciation (depreciation) on unaffiliated investments	351,204	138,662
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	292,990	143,412

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$291,403	$132,181

See accompanying notes to financial statements.

CONESTOGA SMALL CAP FUND STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
FROM OPERATIONS
Net investment loss	$(8,631,659)	$(25,158,766)
Net realized gains from investments	61,823,501	140,269,117
Net change in unrealized appreciation (depreciation) on investments	504,500,070	(1,353,094,139)
Net increase (decrease) in net assets resulting from operations	557,691,912	(1,237,983,788)

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
Institutional Class	(95,526,570)	(174,426,787)
Investors Class	(26,143,886)	(51,042,164)
Decrease in net assets from distributions to shareholders	(121,670,456)	(225,468,951)

CAPITAL SHARE TRANSACTIONS (Note 6)
Institutional Class
Proceeds from shares sold	323,029,324	685,880,670
Reinvestment of distributions to shareholders	66,677,630	115,710,799
Payments for shares redeemed	(344,189,078)	(683,555,542)
Net increase in Institutional Class net assets from capital share transactions	45,517,876	118,035,927

Investors Class
Proceeds from shares sold	55,292,680	125,440,330
Reinvestment of distributions to shareholders	22,531,924	45,633,567
Payments for shares redeemed	(90,037,781)	(179,700,944)
Net decrease in Investors Class net assets from capital share transactions	(12,213,177)	(8,627,047)

TOTAL INCREASE (DECREASE) IN NET ASSETS	469,326,155	(1,354,043,859)

NET ASSETS
Beginning of period	3,000,379,263	4,354,423,122
End of period	$3,469,705,418	$3,000,379,263

See accompanying notes to financial statements.

CONESTOGA SMID CAP FUND STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
FROM OPERATIONS
Net investment loss	$(390,368)	$(1,721,644)
Net realized losses from investments	(10,741,882)	(5,628,511)
Net change in unrealized appreciation (depreciation) on investments	57,714,391	(133,534,114)
Net increase (decrease) in net assets resulting from operations	46,582,141	(140,884,269)

CAPITAL SHARE TRANSACTIONS (Note 6)
Institutional Class
Proceeds from shares sold	57,263,062	111,657,408
Payments for shares redeemed	(41,118,234)	(76,820,766)
Net increase in Institutional Class net assets from capital share transactions	16,144,828	34,836,642

Investors Class
Proceeds from shares sold	9,568,112	31,237,466
Payments for shares redeemed	(10,945,982)	(30,051,109)
Net increase (decrease) in Investors Class net assets from capital share transactions	(1,377,870)	1,186,357

TOTAL INCREASE (DECREASE) IN NET ASSETS	61,349,099	(104,861,270)

NET ASSETS
Beginning of period	316,805,907	421,667,177
End of period	$378,155,006	$316,805,907

See accompanying notes to financial statements.

CONESTOGA MID CAP FUND STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
FROM OPERATIONS
Net investment loss	$(1,587)	$(7,855)
Net realized losses from investments	(58,214)	(34,733)
Net change in unrealized appreciation (depreciation) on investments	351,204	(621,587)
Net increase (decrease) in net assets resulting from operations	291,403	(664,175)

CAPITAL SHARE TRANSACTIONS (Note 6)
Institutional Class
Proceeds from shares sold	52,465	727,504
Payments for shares redeemed	(590)	(1,249)
Net increase in Institutional Class net assets from capital share transactions	51,875	726,255

Investors Class
Proceeds from shares sold	1,000	49,000
Payments for shares redeemed	(15,628)	(44,626)
Net increase (decrease) in Investors Class net assets from capital share transactions	(14,628)	4,374

TOTAL INCREASE IN NET ASSETS	328,650	66,454

NET ASSETS
Beginning of period	1,801,471	1,735,017
End of period	$2,130,121	$1,801,471

See accompanying notes to financial statements.

CONESTOGA MICRO CAP FUND STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended March 31, 2023 (Unaudited)	Period Ended September 30, 2022(a)
FROM OPERATIONS
Net investment loss	$(11,231)	$(18,146)
Net realized gains (losses) from investments	4,750	(36,215)
Net change in unrealized appreciation (depreciation) on investments	138,662	(854,041)
Net increase (decrease) in net assets resulting from operations	132,181	(908,402)

CAPITAL SHARE TRANSACTIONS (Note 6)
Institutional Class
Proceeds from shares sold	—	148,375
Payments for shares redeemed	—	(15)
Shares issued in connection with Fund Reorganization (Note 1)	—	2,777,245
Net increase in Institutional Class net assets from capital share transactions	—	2,925,605

Investors Class
Proceeds from shares sold	4,794	97,357
Payments for shares redeemed	(4,879)	(14,117)
Shares issued in connection with Fund Reorganization (Note 1)	—	157,819
Net increase (decrease) in Investors Class net assets from capital share transactions	(85)	241,059

TOTAL INCREASE IN NET ASSETS	132,096	2,258,262

NET ASSETS
Beginning of period	2,258,262	—
End of period	$2,390,358	$2,258,262

(a)	Represents the period from commencement of operations (December 20, 2021) through September 30, 2022.

See accompanying notes to financial statements.

CONESTOGA SMALL CAP FUND INSTITUTIONAL CLASS FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period:
	Six Months Ended March 31, 2023 (Unaudited)		Year Ended Sept. 30, 2022	Year Ended Sept. 30, 2021	Year Ended Sept. 30, 2020	Year Ended Sept. 30, 2019	Year Ended Sept. 30, 2018
Net asset value at beginning of period	$59.06		$87.18	$63.19	$58.40	$61.27	$50.29

Income (loss) from investment operations:
Net investment loss (a)	(0.16)		(0.45)	(0.56)	(0.33)	(0.23)	(0.19)
Net realized and unrealized gains (losses) on investments	11.21		(23.17)	24.55	6.39	(1.93)	13.93
Total from investment operations	11.05		(23.62)	23.99	6.06	(2.16)	13.74

Less distributions from net realized gains	(2.43)		(4.50)	—	(1.27)	(0.71)	(2.76)

Net asset value at end of period	$67.68		$59.06	$87.18	$63.19	$58.40	$61.27

Total return (b)	19.02	%(c)	(28.62%)	37.96%	10.53%	(3.39%)	28.75%

Net assets at end of period (000,000’s)	$2,748		$2,359	$3,386	$2,204	$1,752	$1,648

Ratios/supplementary data:
Ratio of total expenses to average net assets	0.98	%(d)	0.98%	0.98%	1.00%	0.99%	0.99%
Ratio of net expenses to average net assets (e)	0.90	%(d)	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of net investment loss to average net assets (e)	(0.49	%)(d)	(0.62%)	(0.69%)	(0.56%)	(0.41%)	(0.37%)
Portfolio turnover rate	4	%(c)	24%	19%	22%	26%	9%

(a)	Per share net investment loss has been determined on the basis of average number of shares outstanding during the period.
(b)

Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced advisory fees and/or reimbursed expenses (Note 4).

(c)	Not annualized.
(d)	Annualized.
(e)	Ratio was determined after advisory fee reductions and/or expense reimbursements (Note 4).

See accompanying notes to financial statements.

CONESTOGA SMALL CAP FUND INVESTORS CLASS FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period:
	Six Months Ended March 31, 2023 (Unaudited)		Year Ended Sept. 30, 2022	Year Ended Sept. 30, 2021	Year Ended Sept. 30, 2020	Year Ended Sept. 30, 2019	Year Ended Sept. 30, 2018
Net asset value at beginning of period	$57.97		$85.83	$62.33	$57.74	$60.70	$49.95

Income (loss) from investment operations:
Net investment loss (a)	(0.22)		(0.59)	(0.70)	(0.44)	(0.33)	(0.30)
Net realized and unrealized gains (losses) on investments	11.01		(22.77)	24.20	6.30	(1.92)	13.81
Total from investment operations	10.79		(23.36)	23.50	5.86	(2.25)	13.51

Less distributions from net realized gains	(2.43)		(4.50)	—	(1.27)	(0.71)	(2.76)

Net asset value at end of period	$66.33		$57.97	$85.83	$62.33	$57.74	$60.70

Total return (b)	18.93	%(c)	(28.78%)	37.70%	10.30%	(3.57%)	28.47%

Net assets at end of period (000,000’s)	$721		$642	$968	$805	$858	$1,033

Ratios/supplementary data:
Ratio of total expenses to average net assets	1.27	%(d)	1.26%	1.25%	1.28%	1.27%	1.29%
Ratio of net expenses to average net assets (e)	1.10	%(d)	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of net investment loss to average net assets (e)	(0.69	%)(d)	(0.82%)	(0.89%)	(0.75%)	(0.60%)	(0.56%)
Portfolio turnover rate	4	%(c)	24%	19%	22%	26%	9%

(a)	Per share net investment loss has been determined on the basis of average number of shares outstanding during the period.
(b)

Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced advisory fees and/or reimbursed expenses (Note 4).

(c)	Not annualized.
(d)	Annualized.
(e)	Ratio was determined after advisory fee reductions and/or expense reimbursements (Note 4).

See accompanying notes to financial statements.

CONESTOGA SMID CAP FUND INSTITUTIONAL CLASS FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period:
	Six Months Ended March 31, 2023 (Unaudited)		Year Ended Sept. 30, 2022	Year Ended Sept. 30, 2021	Year Ended Sept. 30, 2020	Year Ended Sept. 30, 2019	Year Ended Sept. 30, 2018
Net asset value at beginning of period	$17.96		$26.13	$19.29	$17.18	$17.05	$12.80

Income (loss) from investment operations:
Net investment loss (a)	(0.02)		(0.09)	(0.11)	(0.06)	(0.03)	(0.06)
Net realized and unrealized gains (losses) on investments	2.71		(8.08)	6.95	2.40	0.30	4.35
Total from investment operations	2.69		(8.17)	6.84	2.34	0.27	4.29

Less distributions from net realized gains	—		—	—	(0.23)	(0.14)	(0.04)

Net asset value at end of period	$20.65		$17.96	$26.13	$19.29	$17.18	$17.05

Total return (b)	14.98	%(c)	(31.27%)	35.46%	13.76%	1.72%	33.64%

Net assets at end of period (000’s)	$328,639		$272,623	$357,479	$188,836	$80,814	$45,210

Ratios/supplementary data:
Ratio of total expenses to average net assets	1.08	%(d)	1.07%	1.10%	1.26%	1.39%	1.62%
Ratio of net expenses to average net assets (e)	0.85	%(d)	0.85%	0.85%	0.85%	0.85%	0.86	%(f)
Ratio of net investment loss to average net assets (e)	(0.07	%)(d)	(0.41%)	(0.47%)	(0.34%)	(0.20%)	(0.37%)
Portfolio turnover rate	4	%(c)	15%	17%	11%	37%	8%

(a)	Per share net investment loss has been determined on the basis of average number of shares outstanding during the period.
(b)

Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced advisory fees and/or reimbursed expenses (Note 4).

(c)	Not annualized.
(d)	Annualized.
(e)	Ratio was determined after advisory fee reductions and/or expense reimbursements (Note 4).
(f)

Effective January 31, 2018, the Adviser has agreed to reduce its advisory fees and reimburse other expenses in order to limit annual operating expenses to 0.85% of the average daily net assets allocable to Institutional Class Shares. Between January 31, 2017 and January 31, 2018, the expense limitation had been 0.90%.

See accompanying notes to financial statements.

CONESTOGA SMID CAP FUND INVESTORS CLASS FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period:
	Six Months Ended March 31, 2023 (Unaudited)		Year Ended Sept. 30, 2022	Year Ended Sept. 30, 2021	Year Ended Sept. 30, 2020	Year Ended Sept. 30, 2019	Year Ended Sept. 30, 2018
Net asset value at beginning of period	$17.60		$25.68	$19.01	$16.97	$16.88	$12.71

Income (loss) from investment operations:
Net investment loss (a)	(0.04)		(0.15)	(0.17)	(0.10)	(0.07)	(0.09)
Net realized and unrealized gains (losses) on investments	2.66		(7.93)	6.84	2.37	0.30	4.30
Total from investment operations	2.62		(8.08)	6.67	2.27	0.23	4.21

Less distributions from net realized gains	—		—	—	(0.23)	(0.14)	(0.04)

Net asset value at end of period	$20.22		$17.60	$25.68	$19.01	$16.97	$16.88

Total return (b)	14.89	%(c)	(31.46%)	35.09%	13.52%	1.50%	33.25%

Net assets at end of period (000’s)	$49,516		$44,183	$64,189	$50,577	$43,422	$38,680

Ratios/supplementary data:
Ratio of total expenses to average net assets	1.39	%(d)	1.36%	1.36%	1.51%	1.64%	1.95%
Ratio of net expenses to average net assets (e)	1.10	%(d)	1.10%	1.10%	1.10%	1.10%	1.10	%(f)
Ratio of net investment loss to average net assets (e)	(1.17	%)(d)	(0.66%)	(0.71%)	(0.57%)	(0.45%)	(0.62%)
Portfolio turnover rate	4	%(c)	15%	17%	11%	37%	8%

(a)	Per share net investment loss has been determined on the basis of average number of shares outstanding during the period.
(b)

Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced advisory fees and/or reimbursed expenses (Note 4).

(c)	Not annualized.
(d)	Annualized.
(e)	Ratio was determined after advisory fee reductions and/or expense reimbursements (Note 4).
(f)

Effective January 31, 2018, the Adviser has agreed to reduce its advisory fees and reimburse other expenses in order to limit annual operating expenses to 1.10% of the average daily net assets allocable to Investors Class Shares. Between January 31, 2017 and January 31, 2018, the expense limitation had been 1.15%.

See accompanying notes to financial statements.

CONESTOGA MID CAP FUND INSTITUTIONAL CLASS FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period:
	Six Months Ended March 31, 2023 (Unaudited)		Year Ended Sept. 30, 2022	Period Ended Sept. 30, 2021(a)
Net asset value at beginning of period	$7.10		$10.32	$10.00

Income (loss) from investment operations:
Net investment loss (b)	(0.00	)(c)	(0.03)	(0.01)
Net realized and unrealized gains (losses) on investments	1.15		(3.19)	0.33
Total from investment operations	1.15		(3.22)	0.32

Net asset value at end of period	$8.25		$7.10	$10.32

Total return (d)	16.20	%(e)	(31.20%)	3.20	%(e)

Net assets at end of period (000’s)	$1,688		$1,406	$1,168

Ratios/supplementary data:
Ratio of total expenses to average net assets	13.71	%(f)	12.20%	16.18	%(f)
Ratio of net expenses to average net assets (g)	0.80	%(f)	0.80%	0.80	%(f)
Ratio of net investment loss to average net assets (g)	(0.11	%)(f)	(0.36%)	(0.50	%)(f)
Portfolio turnover rate	7	%(e)	18%	1	%(e)

(a)	Represents the period from the commencement of operations (June 29, 2021) through September 30, 2021.
(b)	Per share net investment loss has been determined on the basis of average number of shares outstanding during the period.
(c)	Amount rounds to less than $0.01 per share.
(d)

Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced advisory fees and/or reimbursed expenses (Note 4).

(e)	Not annualized.
(f)	Annualized.
(g)	Ratio was determined after advisory fee reductions and/or expense reimbursements (Note 4).

See accompanying notes to financial statements.

CONESTOGA MID CAP FUND INVESTORS CLASS FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period:
	Six Months Ended March 31, 2023 (Unaudited)		Year Ended Sept. 30, 2022	Period Ended Sept. 30, 2021(a)
Net asset value at beginning of period	$7.08		$10.31	$10.00

Income (loss) from investment operations:
Net investment loss (b)	(0.01)		(0.05)	(0.02)
Net realized and unrealized gains (losses) on investments	1.14		(3.18)	0.33
Total from investment operations	1.13		(3.23)	0.31

Net asset value at end of period	$8.21		$7.08	$10.31

Total return (c)	15.96	%(d)	(31.33%)	3.10	%(d)

Net assets at end of period (000’s)	$442		$395	$567

Ratios/supplementary data:
Ratio of total expenses to average net assets	19.29	%(e)	15.54%	17.54	%(e)
Ratio of net expenses to average net assets (f)	1.05	%(e)	1.05%	1.05	%(e)
Ratio of net investment loss to average net assets (f)	(0.36	%)(e)	(0.61%)	(0.73	%)(e)
Portfolio turnover rate	7	%(d)	18%	1	%(d)

(a)	Represents the period from the commencement of operations (June 29, 2021) through September 30, 2021.
(b)	Per share net investment loss has been determined on the basis of average number of shares outstanding during the period.
(c)

Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced advisory fees and/or reimbursed expenses (Note 4).

(d)	Not annualized.
(e)	Annualized.
(f)	Ratio was determined after advisory fee reductions and/or expense reimbursements (Note 4).

See accompanying notes to financial statements.

CONESTOGA MICRO CAP FUND INSTITUTIONAL CLASS FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period:
	Six Months Ended March 31, 2023 (Unaudited)		Period Ended Sept. 30, 2022(a)
Net asset value at beginning of period	$7.07		$10.00

Income (loss) from investment operations:
Net investment loss (b)	(0.03)		(0.06)
Net realized and unrealized gains (losses) on investments	0.44		(2.87)
Total from investment operations	0.41		(2.93)

Net asset value at end of period	$7.48		$7.07

Total return (c)	5.80	%(d)	(29.30	%)(d)

Net assets at end of period (000’s)	$2,196		$2,075

Ratios/supplementary data:
Ratio of total expenses to average net assets	11.23	%(e)	9.08	%(e)
Ratio of net expenses to average net assets (f)	1.25	%(e)	1.25	%(e)
Ratio of net investment loss to average net assets (f)	(0.91	%)(e)	(0.90	%)(e)
Portfolio turnover rate	11	%(d)	27	%(d)

(a)	Represents the period from the commencement of operations (December 20, 2021) through September 30, 2022.
(b)	Per share net investment loss has been determined on the basis of average number of shares outstanding during the period.
(c)

Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced advisory fees and/or reimbursed expenses (Note 4).

(d)	Not annualized.
(e)	Annualized.
(f)	Ratio was determined after advisory fee reductions and/or expense reimbursements (Note 4).

See accompanying notes to financial statements.

CONESTOGA MICRO CAP FUND INVESTORS CLASS FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period:
	Six Months Ended March 31, 2023 (Unaudited)		Period Ended Sept. 30, 2022(a)
Net asset value at beginning of period	$7.05		$10.00

Income (loss) from investment operations:
Net investment loss (b)	(0.04)		(0.07)
Net realized and unrealized gains (losses) on investments	0.45		(2.88)
Total from investment operations	0.41		(2.95)

Net asset value at end of period	$7.46		$7.05

Total return (c)	5.82	%(d)	(29.50	%)(d)

Net assets at end of period (000’s)	$194		$184

Ratios/supplementary data:
Ratio of total expenses to average net assets	21.70	%(e)	13.66	%(e)
Ratio of net expenses to average net assets (f)	1.50	%(e)	1.50	%(e)
Ratio of net investment loss to average net assets (f)	(1.16	%)(e)	(1.14	%)(e)
Portfolio turnover rate	11	%(d)	27	%(d)

(a)	Represents the period from the commencement of operations (December 20, 2021) through September 30, 2022.
(b)	Per share net investment loss has been determined on the basis of average number of shares outstanding during the period.
(c)

Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced advisory fees and/or reimbursed expenses (Note 4).

(d)	Not annualized.
(e)	Annualized.
(f)	Ratio was determined after advisory fee reductions and/or expense reimbursements (Note 4).

See accompanying notes to financial statements.

CONESTOGA FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2023 (Unaudited)

1. Organization

Conestoga Funds (the “Trust”) was organized as a Delaware statutory trust on February 5, 2002. The Trust consists of four series, the Conestoga Small Cap Fund (the “Small Cap Fund”), the Conestoga SMid Cap Fund (the “SMid Cap Fund”), the Conestoga Mid Cap Fund (the “Mid Cap Fund”) and the Conestoga Micro Cap Fund (the “Micro Cap Fund”) (individually, a “Fund” and collectively, the “Funds”). The Trust is registered as an open-end diversified management investment company of the series type under the Investment Company Act of 1940, as amended (the “1940 Act”). Each Fund’s investment objective is to achieve long-term growth of capital. Each Fund currently offers two classes of shares, Institutional Class and Investors Class. The Mid Cap Fund commenced operations on June 29, 2021 and the Micro Cap Fund commenced operations on December 20, 2021.

Each Fund’s two classes of shares represent interests in the same portfolio of investments, and have the same rights, but the share classes differ primarily in the expenses to which they are subject and have differing investment minimums. Institutional Class shares are sold without any sales loads or distribution fees but are subject to a shareholder servicing fee of up to 0.10% of the average daily net assets allocable to Institutional Class shares and require a $250,000 initial investment. Investors Class shares are sold without any sales loads but are subject to a distribution fee of up to 0.25% and a shareholder servicing fee of up to 0.25% of the average daily net assets allocable to Investors Class shares and require a $2,500 initial investment. The Board of Trustees of the Trust (the “Board”) has determined to limit the shareholder servicing fees paid by Investors Class shares of each Fund to 0.05% of the average daily net assets allocable to Investors Class shares until at least September 30, 2023.

The organizational costs for the Mid Cap Fund totaled $4,324 and were charged to expenses as incurred. These costs are eligible for recoupment by the Conestoga Capital Advisors, LLC (the “Adviser”) within two years of the Mid Cap Fund’s commencement date of operations. During the six months ended March 31, 2023, the Adviser did not recoup any organizational costs for the Mid Cap Fund.

The Micro Cap Fund is the successor to a limited partnership, the Conestoga Micro Cap Fund, L.P. (the “Predecessor Fund”), which was organized in November 2018. Effective as of the close of business on December 17, 2021, all the assets, subject to the liabilities of the Predecessor Fund, were transferred to the Micro Cap Fund in exchange for 293,507 shares at a net asset value per share (“NAV”) of $10.00 of the Micro Cap Fund to the limited partners of the Predecessor Fund. The Micro Cap Fund is a successor to the Predecessor Fund and has substantially the same investment objectives and strategies as did the Predecessor Fund. The net assets contributed resulting from these tax-free transactions on the close of business December 17, 2021, after the reorganization, was $2,935,064, including net unrealized appreciation of $650,970 and net investment cost of $2,179,789. For financial reporting purposes, assets received and shares issued were

CONESTOGA FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

recorded at fair value; however, the cost basis of the investments received was carried forward to align ongoing reporting of the Micro Cap Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Securities valuation – Each Fund values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange, Inc. (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Funds value their listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted bid price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. Investments representing shares of other open-end investment companies, including money market funds, are valued at their net asset value (“NAV”) as reported by such companies. When using a quoted price and when the market is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Funds value their securities and other assets at fair value, as determined in good faith by the Adviser as the Funds’ valuation designee (“Valuation Designee”), in accordance with procedures established by and under the general supervision of the Board pursuant to Rule 2a-5 under the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of Section 2(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. The Funds adopted Pricing and Valuation Guidelines conforming to Rule 2a-5, effective September 8, 2022, and designated the Adviser as Valuation Designee for each of the Funds. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate each Fund’s NAV may differ from quoted or published prices for the same securities.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

CONESTOGA FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the Funds’ investments based on the inputs used to value the investments as of March 31, 2023:

Conestoga Small Cap Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$3,367,889,121	$—	$—	$3,367,889,121
Money Market Funds	60,000,000	—	—	60,000,000
Total	$3,427,889,121	$—	$—	$3,427,889,121

Conestoga SMid Cap Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$368,503,017	$—	$—	$368,503,017
Money Market Funds	6,500,000	—	—	6,500,000
Total	$375,003,017	$—	$—	$375,003,017

Conestoga Mid Cap Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$2,083,944	$—	$—	$2,083,944
Total	$2,083,944	$—	$—	$2,083,944

Conestoga Micro Cap Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$2,332,301	$—	$—	$2,332,301
Total	$2,332,301	$—	$—	$2,332,301

Refer to each Fund’s Schedule of Investments for a listing of the common stocks by industry and sector type. The Funds did not hold any derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the six months ended March 31, 2023.

CONESTOGA FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Share valuation – The NAV per share of each class of each Fund is calculated daily by dividing the total value of the assets attributable to that class, less liabilities attributable to that class, by the number of shares outstanding of that class. The offering price and redemption price per share of each class of each Fund is equal to the NAV per share of such class.

Cash – Each Fund’s cash is held in a bank account with balances which may exceed the Federal Deposit Insurance Corporation (FDIC) limit of $250,000. As of March 31, 2023, the cash balances reflected on the Statements of Assets and Liabilities for each Fund represent the amount held in a deposit sweep account.

Investment income – Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the security received. Withholding taxes on foreign dividends have been recorded in accordance with the Funds’ understanding of the applicable country’s rules and tax rates.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Common expenses – Common expenses of the Trust are allocated between the Funds based on the relative net assets of each Fund or the nature of the services performed and the relative applicability to each Fund.

Distributions to shareholders – Each Fund distributes to its shareholders any net investment income dividends and net realized capital gains distributions at least once each year. The amount of such dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid to shareholders during the periods ended March 31, 2023 and September 30, 2022 were as follows:

Conestoga Small Cap Fund	Ordinary Income	Long-Term Capital Gain	Total Distributions
March 31, 2023	$—	$121,670,456	$121,670,456
September 30, 2022	$—	$225,468,951	$225,468,951

Conestoga SMid Cap Fund	Ordinary Income	Long-Term Capital Gain	Total
March 31, 2023	$—	$—	$—
September 30, 2022	$—	$—	$—

CONESTOGA FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Conestoga Mid Cap Fund	Ordinary Income	Long-Term Capital Gain	Total
March 31, 2023	$—	$—	$—
September 30, 2022	$—	$—	$—

Conestoga Micro Cap Fund	Ordinary Income	Long-Term Capital Gain	Total
March 31, 2023	$—	$—	$—
September 30, 2022	$—	$—	$—

Allocation between classes – Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of a Fund based upon its proportionate share of total net assets of that Fund. Class-specific expenses charged directly to the class incurring the expense. Common expenses that are not attributable to a specific class are allocated daily to each class of shares of a Fund based upon its proportionate share of total net assets.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal income tax – Each Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve each Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

CONESTOGA FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

The following information is computed on a tax basis for each item as of March 31, 2023:

	Small Cap Fund	SMid Cap Fund
Tax cost of investments	$2,290,199,195	$305,492,642
Gross unrealized appreciation	$1,344,771,048	$104,796,786
Gross unrealized depreciation	(207,081,122)	(35,286,411)
Net unrealized appreciation	1,137,689,926	69,510,375
Accumulated ordinary loss	(25,761,901)	(1,556,926)
Capital loss carry-forwards	—	(6,045,024)
Other gains (losses)	60,837,401	(10,505,949)
Accumulated earnings	$1,172,765,426	$51,402,476

	Mid Cap Fund	Micro Cap Fund
Tax cost of investments	$2,320,568	$2,406,088
Gross unrealized appreciation	$118,477	$444,575
Gross unrealized depreciation	(355,101)	(518,362)
Net unrealized depreciation	(236,624)	(73,787)
Accumulated ordinary loss	(7,262)	(28,603)
Capital loss carry-forwards	(31,157)	(26,837)
Other gains (losses)	(58,528)	4,750
Accumulated deficit	$(333,571)	$(124,477)

The difference between the federal income tax cost of portfolio investments and the financial statement cost of portfolio investments for the Funds are due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

As of September 30, 2022, the Funds had the following capital loss carryforwards (“CLCFs”) for federal income tax purposes:

	Small Cap Fund	SMid Cap Fund	Mid Cap Fund	Micro Cap Fund
Short-term capital loss carryforwards	$—	$5,176,877	$17,520	$26,837
Long-term capital loss carryforwards	—	868,147	13,637	—
Total	$—	$6,045,024	$31,157	$26,837

These CLCFs, which do not expire, are available to offset net realized capital gains in the current and future years, thereby reducing future taxable gain distributions.

CONESTOGA FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” of being sustained assuming examination by tax authorities. Management has reviewed each Fund’s tax positions for the current and all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Funds identify their major tax jurisdiction as U.S. Federal.

3. Investment Transactions

During the six months ended March 31, 2023, the cost of purchases and proceeds from sales of investment securities, other than short-term investments, were as follows:

	Small Cap Fund	SMid Cap Fund	Mid Cap Fund	Micro Cap Fund
Purchases of investment securities	$142,782,729	$27,878,629	$148,777	$270,767
Proceeds from sales of investment securities	$217,084,494	$13,770,310	$134,828	$314,398

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

The Small Cap Fund has entered into an Investment Advisory Agreement with the Adviser to provide supervision and assistance in overall management services to the Small Cap Fund. For these services, the Small Cap Fund pays the Adviser a fee, calculated daily and paid monthly, equal to an annual rate of 0.90% of its average daily net assets. The Adviser has contractually agreed to limit the Small Cap Fund’s net annual operating expenses (excluding taxes, extraordinary expenses, reorganization expenses, brokerage commissions, interest, other expenditures that are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of such Fund’s business) to 1.10% (for the Investors Class) and 0.90% (for the Institutional Class) of average daily net assets until at least January 31, 2024. During the six months ended March 31, 2023, the Adviser reduced its fees of $14,528,293 from the Small Cap Fund by $466,073 and reimbursed other operating expenses of $1,190,490 under this arrangement. In addition, if at any point during the 24 months following the date that the Adviser reduced its fees and/or made expense reimbursements, it becomes unnecessary for the Adviser to reduce its fees or make expense reimbursements, the Adviser may recapture any of its prior fee reductions or expense reimbursements to the extent such recapture does not cause the Fund’s total annual operating expenses to exceed the

CONESTOGA FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

applicable expense limitation that was in effect at the time of the fee reduction or expense reimbursement. As of March 31, 2023, the Adviser may seek recovery of advisory fee reductions and expense reimbursements no later than the dates as stated below:

	September 30, 2023	September 30, 2024	March 31, 2025	Total
Small Cap Fund	$1,960,340	$3,721,883	$1,656,563	$7,338,786

During the six months ended March 31, 2023, the Adviser did not recover any previous fee reductions or expense reimbursements from the Small Cap Fund.

The SMid Cap Fund has entered into an Investment Advisory Agreement with the Adviser to provide supervision and assistance in overall management services to the SMid Cap Fund. For these services, the SMid Cap Fund pays the Adviser a fee, calculated daily and paid monthly, equal to an annual rate of 0.85% of its average daily net assets. The Adviser has contractually agreed to limit the SMid Cap Fund’s net annual operating expenses (excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of such Fund’s business) to 1.10% (for the Investors Class) and 0.85% (for the Institutional Class) of average daily net assets until at least January 31, 2024. During the six months ended March 31, 2023, the Adviser reduced its fees of $1,454,487 from the SMid Cap Fund by $251,552 and reimbursed other operating expenses of $161,629 under this arrangement. In addition, if at any point during the 24 months following the date that the Adviser reduced its fees and/or made expense reimbursements, it becomes unnecessary for the Adviser to reduce its fees or make expense reimbursements, the Adviser may recapture any of its prior fee reductions or expense reimbursements to the extent such recapture does not cause the Fund’s total annual operating expenses to exceed the current expense limitation or the applicable expense limitation that was in effect at the time of the fee reduction or expense reimbursement. As of March 31, 2023, the Adviser may seek recovery of advisory fee reductions and expense reimbursements no later than the dates as stated below:

	September 30, 2023	September 30, 2024	March 31, 2025	Total
SMid Cap Fund	$418,251	$857,808	$413,181	$1,689,240

During the six months ended March 31, 2023, the Adviser did not recover any previous fee reductions or expense reimbursements from the SMid Cap Fund.

The Mid Cap Fund has entered into an Investment Advisory Agreement with the Adviser to provide supervision and assistance in overall management services to the Mid Cap Fund. For these services, the Mid Cap Fund pays the Adviser a fee, calculated daily and

CONESTOGA FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

paid monthly, equal to an annual rate of 0.80% of its average daily net assets. The Adviser has contractually agreed to limit the Mid Cap Fund’s net annual operating expenses (excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of such Fund’s business) to 1.05% (for the Investors Class) and 0.80% (for the Institutional Class) of average daily net assets until at least January 31, 2024. During the six months ended March 31, 2023, the Adviser did not collect any of its advisory fees of $7,770 from the Mid Cap Fund and reimbursed other operating expenses of $128,777 under this arrangement. In addition, if at any point during the 24 months following the date that the Adviser reduced its fees and/or made expense reimbursements, it becomes unnecessary for the Adviser to reduce its fees or make expense reimbursements, the Adviser may recapture any of its prior fee reductions or expense reimbursements to the extent such recapture does not cause the Fund’s total annual operating expenses to exceed the current expense limitation or the applicable expense limitation that was in effect at the time of the fee reduction or expense reimbursement. As of March 31, 2023, the Adviser may seek recovery of advisory fee reductions and expense reimbursements no later than the dates as stated below:

	September 30, 2023	September 30, 2024	March 31, 2025	Total
Mid Cap Fund	$64,920	$226,565	$136,547	$428,032

The Micro Cap Fund has entered into an Investment Advisory Agreement with the Adviser to provide supervision and assistance in overall management services to the Micro Cap Fund. For these services, the Micro Cap Fund pays the Adviser a fee, calculated daily and paid monthly, equal to an annual rate of 1.00% of its average daily net assets. The Adviser has contractually agreed to limit the Micro Cap Fund’s net annual operating expenses (excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of such Fund’s business) to 1.50% (for the Investors Class) and 1.25% (for the Institutional Class) of average daily net assets until at least January 31, 2024. During the six months ended March 31, 2023, the Adviser did not collect any of its advisory fees of $12,011 from the Micro Cap Fund and reimbursed other operating expenses of $117,805 under this arrangement. In addition, if at any point during the 24 months following the date that the Adviser reduced its fees and/or made expense reimbursements, it becomes unnecessary for the Adviser to reduce its fees or make expense reimbursements, the

CONESTOGA FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Adviser may recapture any of its prior fee reductions or expense reimbursements to the extent such recapture does not cause the Fund’s total annual operating expenses to exceed the current expense limitation or the applicable expense limitation that was in effect at the time of the fee reduction or expense reimbursement. As of March 31, 2023, the Adviser may seek recovery of advisory fee reductions and expense reimbursements no later than the date as stated below:

	September 30, 2024	March 31, 2025	Total
Micro Cap Fund	$161,532	$129,816	$291,348

DISTRIBUTION AND SHAREHOLDER SERVICING PLANS

The Trust, on behalf of each Fund, has adopted a distribution plan (the “Distribution Plan”), pursuant to Rule 12b-1 under the 1940 Act, which permits each Fund to pay certain expenses associated with the distribution of Investors Class shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature, and payments to dealers and shareholder servicing agents who enter into agreements with the Funds. The Distribution Plan provides that each Fund may reimburse the Distributor (hereinafter defined) for distribution expenses in an amount not exceeding, on an annual basis, 0.25% of the average daily net assets allocable to Investors Class shares. During the six months ended March 31, 2023, Investors Class shares of the Small Cap Fund, SMid Cap Fund, Mid Cap Fund and Micro Cap Fund incurred fees of $854,709, $60,229, $517 and $242, respectively, under the Distribution Plan.

The Trust, on behalf of each Fund, has adopted a Shareholder Servicing Plan under which each Fund may enter into agreements with various shareholder servicing agents, including financial institutions and securities brokers. Each Fund may pay shareholder servicing fees in an amount not exceeding, on an annual basis, 0.10% of the average daily net assets allocable to the Institutional Class shares and 0.25% of the average daily net assets allocable to the Investors Class shares. The Board has approved a limitation on the shareholder servicing fees of 0.05% of the average daily net assets attributable to Investors Class shares for the six months ended March 31, 2023. During the six months ended March 31, 2023, Institutional Class shares and Investors Class shares of the Small Cap Fund incurred fees of $636,203 and $170,947, respectively, under the Shareholder Servicing Plan. During the six months ended March 31, 2023, Institutional Class shares and Investors Class shares of the SMid Cap Fund incurred fees of $102,916 and $12,046, respectively, under the Shareholder Servicing Plan. During the six months ended March 31, 2023, Institutional Class shares and Investors Class shares of the Mid Cap Fund incurred fees of $764 and $103, respectively, under the Shareholder Servicing Plan.

CONESTOGA FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

During the six months ended March 31, 2023, Institutional Class shares and Investors Class shares of the Micro Cap Fund incurred fees of $1,104 and $48, respectively, under the Shareholder Servicing Plan.

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides fund accounting, compliance, transfer agency and certain administration services to the Funds. Each Fund pays Ultimus fees in accordance with the agreements for such services. In addition, each Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and costs related to the pricing of its portfolio securities.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as the principal underwriter to each Fund. The Distributor is a wholly-owned subsidiary of Ultimus.

Certain officers of the Trust are also officers of Ultimus and/or the Distributor. An employee of Ultimus serves as the Trust’s Anti-Money Laundering Officer.

TRUSTEE COMPENSATION

Trustees affiliated with the Adviser are not compensated by the Trust for their services. Effective January 1, 2023, each Trustee who is not an “interested person” of the Trust (“Independent Trustee”) receives a quarterly retainer of $13,750 (except that such retainer is $21,250 for the Lead Independent Trustee and $20,000 for the Chair of the Audit Committee), $5,000 per quarterly and special in-person meeting, and $2,500 per special telephonic meeting.

From January 1, 2022 through December 31, 2022, each Independent Trustee received a quarterly retainer of $12,500 (except that such retainer was $19,500 for the Lead Independent Trustee and $18,350 for the Chair of the Audit Committee), $5,000 per quarterly and special in-person meeting, and $2,500 per special telephonic meeting. Each Fund pays its proportionate share of such fees.

CONESTOGA FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

PRINCIPAL HOLDERS OF FUND SHARES

As of March 31, 2023, the following shareholders owned of record 25% or more of the outstanding shares of each class of each Fund:

NAME OF RECORD OWNER	% Ownership
Conestoga Small Cap Fund - Institutional Class
National Financial Services, LLC (for the benefit of its customers)	26%
Charles Schwab & Company, Inc. (for the benefit of its customers)	26%
Conestoga Small Cap Fund - Investors Class
National Financial Services, LLC (for the benefit of its customers)	39%
Conestoga SMid Cap Fund - Institutional Class
National Financial Services, LLC (for the benefit of its customers)	43%
Charles Schwab & Company, Inc. (for the benefit of its customers)	31%
Conestoga SMid Cap Fund - Investors Class
National Financial Services, LLC (for the benefit of its customers)	59%
Conestoga Mid Cap Fund - Institutional Class
Dominion Carolina Gas Transmission, LLC (for the benefit of its customers)	40%
Conestoga Mid Cap Fund - Investors Class
Vanguard Brokerage Services (for the benefit of its customers)	27%
Conestoga Micro Cap Fund - Investors Class
Lauren L. Studebaker	44%

A beneficial owner of 25% or more of a Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting.

CONESTOGA FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

5. Affiliated Issuers

A company is considered an affiliate of a Fund under the 1940 Act if the Fund’s holdings in that company represent 5% or more of the outstanding voting shares of the company. The industry and percentage of net assets for these holdings can be found on the Small Cap Fund’s Schedule of Investments. Further information on these holdings for the six months ended March 31, 2023 appears below:

	Construction Partners, Inc. - Class A	Douglas Dynamics, Inc.	LeMaitre Vascular, Inc.
Percentage of Outstanding Voting Shares Owned	7.34%	6.44%	5.77%
Shares at Beginning of Period	3,035,866	1,472,915	1,275,696
Shares Purchased During the Period	—	—	—
Shares Sold During the Period	—	—	—
Shares at End of Period	3,035,866	1,472,915	1,275,696
Market Value at Beginning of Period	$79,630,765	$41,271,078	$64,652,273
Cost of Purchases During the Period	—	—	—
Cost of Sales During the Period	—	—	—
Change in Unrealized Appreciation (Depreciation)	2,155,465	5,700,181	1,007,800
Market Value at End of Period	$81,786,230	$46,971,259	$65,660,073
Net Realized Gains (Losses) During the Period	$—	$—	$—
Dividend Income Earned During the Period	$—	$861,655	$338,059

	Mesa Laboratories, Inc.	Model N, Inc.	Simulations Plus, Inc.
Percentage of Outstanding Voting Shares Owned	7.30%	6.80%	7.43%
Shares at Beginning of Period	325,555	3,314,719	1,510,746
Shares Purchased During the Period	64,650	—	—
Shares Sold During the Period	—	(748,000)	—
Shares at End of Period	390,205	2,566,719	1,510,746
Market Value at Beginning of Period	$45,847,911	$113,462,831	$73,331,611
Cost of Purchases During the Period	11,515,501	—	—
Cost of Sales During the Period	—	(27,934,052)	—
Change in Unrealized Appreciation (Depreciation)	10,817,108	379,306	(6,949,432)
Market Value at End of Period	$68,180,520	$85,908,085	$66,382,179
Net Realized Gains During the Period	$—	$2,611,770	$—
Dividend Income Earned During the Period	$124,866	$—	$181,290

CONESTOGA FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

	Stevanato Group S.p.A.	Transcat, Inc.	Total
Percentage of Outstanding Voting Shares Owned	6.01%	6.41%
Shares at Beginning of Period	2,040,000	483,824
Shares Purchased During the Period	10,920	—
Shares Sold During the Period	—	—
Shares at End of Period	2,050,920	483,824
Market Value at Beginning of Period	$34,557,600	$36,620,639	$489,374,708
Cost of Purchases During the Period	278,775	—	11,794,276
Cost of Sales During the Period	—	—	(27,934,052)
Change in Unrealized Appreciation (Depreciation)	18,282,453	6,628,388	38,021,269
Market Value at End of Period	$53,118,828	$43,249,027	$511,256,201
Net Realized Gains During the Period	$—	$—	$2,611,770
Dividend Income Earned During the Period	$—	$—	$1,505,870

6. Capital Share Activity

The following table summarizes the capital share activity in Institutional Class shares of the Small Cap Fund:

	For the Six Months Ended March 31, 2023		For the Year Ended September 30, 2022
	Shares	Value	Shares	Value
Issued	5,016,039	$323,029,324	9,352,673	$685,880,670
Reinvested	1,058,207	66,677,630	1,377,509	115,710,799
Redeemed	(5,413,913)	(344,189,078)	(9,624,957)	(683,555,542)
Total	660,333	$45,517,876	1,105,225	$118,035,927

The following table summarizes the capital share activity in Investors Class shares of the Small Cap Fund:

	For the Six Months Ended March 31, 2023		For the Year Ended September 30, 2022
	Shares	Value	Shares	Value
Issued	886,245	$55,292,680	1,736,437	$125,440,330
Reinvested	364,653	22,531,924	552,464	45,633,567
Redeemed	(1,439,148)	(90,037,781)	(2,507,614)	(179,700,944)
Total	(188,250)	$(12,213,177)	(218,713)	$(8,627,047)

CONESTOGA FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

The following table summarizes the capital share activity in Institutional Class shares of the SMid Cap Fund:

	For the Six Months Ended March 31, 2023		For the Year Ended September 30, 2022
	Shares	Value	Shares	Value
Issued	2,878,081	$57,263,062	5,063,230	$111,657,408
Redeemed	(2,147,666)	(41,118,234)	(3,561,449)	(76,820,766)
Total	730,415	$16,144,828	1,501,781	$34,836,642

The following table summarizes the capital share activity in Investors Class shares of the SMid Cap Fund:

	For the Six Months Ended March 31, 2023		For the Year Ended September 30, 2022
	Shares	Value	Shares	Value
Issued	502,847	$9,568,112	1,445,829	$31,237,466
Redeemed	(564,116)	(10,945,982)	(1,435,348)	(30,051,109)
Total	(61,269)	$(1,377,870)	10,481	$1,186,357

The following table summarizes the capital share activity in Institutional Class shares of the Mid Cap Fund:

	For the Six Months Ended March 31, 2023		For the Year Ended September 30, 2022
	Shares	Value	Shares	Value
Issued	6,664	$52,465	84,870	$727,504
Redeemed	(76)	(590)	(151)	(1,249)
Total	6,588	$51,875	84,719	$726,255

The following table summarizes the capital share activity in Investors Class shares of the Mid Cap Fund:

	For the Six Months Ended March 31, 2023		For the Year Ended September 30, 2022
	Shares	Value	Shares	Value
Issued	120	$1,000	5,269	$49,000
Redeemed	(2,092)	(15,628)	(4,435)	(44,626)
Total	(1,972)	$(14,628)	834	$4,374

CONESTOGA FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

The following table summarizes the capital share activity in Institutional Class shares of the Micro Cap Fund:

	For the Six Months Ended March 31, 2023		For the Period Ended September 30, 2022(a)
	Shares	Value	Shares	Value
Issued	—	$—	15,888	$148,375
Redeemed	—	—	(2)	(15)
Issued in connection with Fund Reorganization	—	—	277,725	2,777,245
Total	—	$—	293,611	$2,925,605

(a)	Represents the period from commencement of operations (December 20, 2021) through September 30, 2022.

The following table summarizes the capital share activity in Investors Class shares of the Micro Cap Fund:

	For the Six Months Ended March 31, 2023		For the Period Ended September 30, 2022(a)
	Shares	Value	Shares	Value
Issued	627	$4,794	11,867	$97,357
Redeemed	(639)	(4,879)	(1,603)	(14,117)
Issued in connection with Fund Reorganization	—	—	15,782	157,819
Total	(12)	$(85)	26,046	$241,059

(a)	Represents the period from commencement of operations (December 20, 2021) through September 30, 2022.

7. Industry Risk

If a Fund has significant investments in the securities of issuers within a particular industry, any development affecting that industry will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that industry. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. Occasionally, market conditions, regulatory changes or other developments may negatively impact a particular industry. Under the Russell ICB

CONESTOGA FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Industry and Sector classification, equity companies are categorized within 11 industries and 45 sectors and 171 subsectors. As of March 31, 2023, the Funds had a significant value of their net assets invested in stocks within the Russell ICB industries as follows:

Fund	Russell ICB Industry	% Net Assets
Small Cap Fund	Technology	30.9%
	Industrials	29.9%
SMid Cap Fund	Industrials	34.3%
	Technology	22.5%
Mid Cap Fund	Industrials	24.8%
	Technology	22.8%
	Health Care	21.9%
Micro Cap Fund	Industrials	39.1%
	Health Care	26.4%

The Funds consider companies to be “in the same industry” for purposes of industry concentration if the companies are categorized in the same Russell ICB subsector. None of the Funds concentrated their investments by investing more than 25% of their net assets in a single Russell ICB subsector. As of March 31, 2023, the Small Cap Fund had 23.4% of its assets invested in stocks within the Software subsector under the Russell ICB Industry and Sector classification.

8. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

9. Recent Market Risk

The COVID-19 pandemic has caused financial markets to experience significant volatility and uncertainty exists as to its long-term impact. COVID-19 has resulted in, among other things, closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and economic uncertainty. Although vaccines for COVID-19 have become more widely available, the impact of the outbreak and its variants may last for an extended period of time, and the pace of recovery may vary from market to market. The impact of epidemics and pandemics such as COVID-19 could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. As a result, a Fund’s performance and the

CONESTOGA FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

ability to achieve its investment objective may be adversely impacted. Management continues to monitor the development of the pandemic and to evaluate its impact on the financial position and operating results of the Funds.

In February 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries and the threat of wider-spread hostilities could have a severe adverse effect on the region and global economies, including significant negative impacts on the markets for certain securities and commodities, such as oil and natural gas. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future, could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long the armed conflict and related events will last cannot be predicted. These tensions and any related events could have a significant impact on the Funds’ performance and the value of the Funds’ investments, even beyond any direct exposure a Fund may have to issuers in Russia or the adjoining geographic regions.

The impairment or failure of one or more banks with whom the Funds transact may inhibit a Fund’s ability to access depository accounts. In such cases, the Funds may be forced to delay or forgo investments, resulting in lower Fund performance. In the event of such a failure of a banking institution where the Funds hold depository accounts, access to such accounts could be restricted and FDIC protection may not be available for balances in excess of amounts insured by the FDIC. In such instances, the Funds may not recover such excess, uninsured amounts.

10. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events except for the following:

On February 16, 2023, the Board approved a change in the name of the Conestoga Micro Cap Fund to the “Conestoga Discovery Fund.” The name change for the Fund was effective on April 18, 2023. There was no change to the Fund’s investment objective, principal investment strategies or investment limitations as a result of the name change.

CONESTOGA FUNDS
CHANGE IN INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM (Unaudited)

Effective March 13, 2023, BBD LLP (“BBD”) ceased to serve as the independent registered public accounting firm of the Conestoga Small Cap Fund, Conestoga SMid Cap Fund, Conestoga Mid Cap Fund and Conestoga Micro Cap Fund (the “Funds”), four series of the Conestoga Funds (the “Registrant”). The Audit Committee of the Board of Trustees approved the replacement of BBD as a result of Cohen & Company, Ltd.’s (“Cohen”) acquisition of BBD’s investment management group.

The report of BBD on the financial statements of the Funds as of and for the fiscal years ended 2022 and 2021 did not contain an adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainties, audit scope or accounting principles. During the fiscal years ended 2022 and 2021, and during the subsequent interim period through March 13, 2023: (i) there were no disagreements between the Registrant and BBD on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of BBD, would have caused it to make reference to the subject matter of the disagreements in its report on the financial statements of the Funds for such years or interim period; and (ii) there were no “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

Effective May 11, 2023, the Audit Committee of the Board of Trustees also recommended and approved the appointment of Cohen as the Funds’ independent registered public accounting firm for the fiscal year ended September 30, 2023.

During the fiscal years ended 2022 and 2021, and during the subsequent interim period through March 13, 2023, neither the Registrant, nor anyone acting on its behalf, consulted with Cohen on behalf of the Funds regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the Funds’ financial statements, or any matter that was either: (i) the subject of a “disagreement,” as defined in Item 304(a)(1)(iv) of Regulation S-K and the instructions thereto; or (ii) “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K.

CONESTOGA FUNDS
ABOUT YOUR FUNDS’ EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you incur ongoing costs, including management fees, Rule 12b-1 distribution fees (if applicable), shareholder servicing fees and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the tables below are based on an investment of $1,000 made at the beginning of the most recent period (October 1, 2022) and held until the end of the period (March 31, 2023).

The tables below illustrate each Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare each Fund’s ongoing costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Funds’ actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not charge transaction fees, such as purchase or redemption fees, nor do they carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

CONESTOGA FUNDS
ABOUT YOUR FUNDS’ EXPENSES (Unaudited) (Continued)

More information about the Funds’ expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to each Fund’s prospectus.

Conestoga Small Cap Fund	Beginning Account Value October 1, 2022	Ending Account Value March 31, 2023	Net Expense Ratio(a)	Expenses Paid During Period(b)
Institutional Class
Based on Actual Fund Return	$1,000.00	$ 1,190.20	0.90%	$4.91
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$ 1,020.44	0.90%	$4.53
Investors Class
Based on Actual Fund Return	$1,000.00	$ 1,189.30	1.10%	$6.00
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$ 1,019.45	1.10%	$5.54
Conestoga SMid Cap Fund
Institutional Class
Based on Actual Fund Return	$1,000.00	$ 1,149.80	0.85%	$4.56
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$ 1,020.69	0.85%	$4.28
Investors Class
Based on Actual Fund Return	$1,000.00	$ 1,148.90	1.10%	$5.89
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$ 1,019.45	1.10%	$5.54
Conestoga Mid Cap Fund
Institutional Class
Based on Actual Fund Return	$1,000.00	$ 1,162.00	0.80%	$4.31
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$ 1,020.94	0.80%	$4.03
Investors Class
Based on Actual Fund Return	$1,000.00	$ 1,159.60	1.05%	$5.65
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$ 1,019.70	1.05%	$5.29

CONESTOGA FUNDS
ABOUT YOUR FUNDS’ EXPENSES (Unaudited) (Continued)

Conestoga Micro Cap Fund	Beginning Account Value October 1, 2022	Ending Account Value March 31, 2023	Net Expense Ratio(a)	Expenses Paid During Period(b)
Institutional Class
Based on Actual Fund Return	$1,000.00	$1,058.00	1.25%	$6.41
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,018.70	1.25%	$6.29
Investors Class
Based on Actual Fund Return	$1,000.00	$1,058.20	1.50%	$7.70
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,017.45	1.50%	$7.54

(a)	Annualized, based on each Fund’s most recent one-half year expenses.
(b)	Expenses are equal to each Fund’s annualized net expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

CONESTOGA FUNDS
OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Funds use to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-800-494-2755, or on the SEC’s website at sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-800-494-2755, or on the SEC’s website at sec.gov.

The Trust files a complete listing of portfolio holdings for the Funds with the SEC as of the end of the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These filings are available upon request by calling 1-800-494-2755. Furthermore, you may obtain a copy of the filings on the SEC’s website at sec.gov and on the Funds’ website conestogafunds.com.

CONESTOGA FUNDS
APPROVAL OF ADVISORY AGREEMENTS (Unaudited)

At an in-person meeting held on November 17, 2022, the Board of Trustees (the “Board”) of the Conestoga Funds (the “Trust”) considered the annual renewals of the advisory agreements with Conestoga Capital Advisors, LLC (“CCA” or the “Adviser”) on behalf of the Conestoga Small Cap Fund (the “Small Cap Fund”), the Conestoga SMid Cap Fund (the “SMid Cap Fund”), the Conestoga Mid Cap Fund (the “Mid Cap Fund”) and the Conestoga Micro Cap Fund (the “Micro Cap Fund,” together with the Small Cap Fund, the SMid Cap Fund and the Mid Cap Fund, the “Funds,” each a “Fund”), respectively (the “Investment Advisory Agreements”) between each Fund and the Adviser.

In evaluating the Investment Advisory Agreements, generally the Independent Trustees relied upon their knowledge of CCA, CCA’s services and the Funds, resulting from the Independent Trustees’ meetings and interactions with management throughout the year. The Independent Trustees also relied upon written materials and oral presentations regarding the Investment Advisory Agreements, which the Independent Trustees had received as requested in preparation for their consideration of the Investment Advisory Agreements.

The Independent Trustees reviewed and considered the nature, extent and quality of the investment advisory services provided by CCA under the Investment Advisory Agreements, including portfolio management, investment research, equity securities trading and monitoring for best execution, and adviser resources dedicated to the Funds. The Independent Trustees also reviewed and considered the nature, extent and quality of the non-advisory and administrative services provided to the Funds by the Adviser, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities. The Independent Trustees considered the scope and substance of CCA’s regulatory and compliance policies, procedures, and systems. The Independent Trustees evaluated the Adviser’s capabilities in providing the administrative, legal and compliance services needed to support the management of the Funds, and the information that regularly had been provided by the Trust’s Chief Compliance Officer to the Trustees at prior Board meetings. The Independent Trustees also considered CCA’s willingness to add personnel as the Funds have grown to ensure that appropriate staffing levels were maintained.

Based on their consideration and review of the foregoing information, the Independent Trustees determined that the Funds benefited from the nature, extent, and quality of these services, as well as CCA’s ability to continue to provide these services based on the Adviser’s experience, operations, and resources and concluded that they supported the continuation of the Investment Advisory Agreements.

The Independent Trustees placed a significant emphasis on the investment performance of each of the Funds. The Independent Trustees considered whether the Funds operated within their investment objectives and styles and considered each Fund’s record of compliance with its investment restrictions. While consideration was given to performance reports and discussions throughout the year, particular attention in assessing performance was given to information furnished in connection with the contract renewals. The Independent Trustees also took into consideration CCA’s explanations for each Fund’s performance, as well as the

CONESTOGA FUNDS
APPROVAL OF ADVISORY AGREEMENTS (Unaudited) (Continued)

Adviser’s expectations for the acceptable performance of each Fund over longer term periods. In addition, the Independent Trustees reviewed a Morningstar Risk Analysis for each of the Funds and considered CCA’s discussion of Fund performance on a risk-adjusted basis.

The Independent Trustees reviewed information comparing the Small Cap Fund’s total returns for various periods ended September 30, 2022 (annualized for periods greater than one year) to the performance of: (1) the Russell 2000 Growth Index, (2) other comparable small cap mutual funds provided by CCA (the “Small Cap Peer Group”), and (3) other mutual funds included in the Morningstar Small Growth Category. The Independent Trustees noted that the Small Cap Fund (Investors Share Class) outperformed the Russell 2000 Growth Index for the 1-year, 5-year, 10-year and since inception periods; and underperformed the Russell 2000 Growth Index for the year-to-date and 3-year periods. The Independent Trustees also considered the Fund’s performance against the Small Cap Peer Group, noting that the Fund (Investors Share Class) ranked third on a year-to-date, 1-year, and 5-year annual return basis, and ranked fourth on a 3-year annual return basis. The Independent Trustees further considered that the Small Cap Fund (Investors Share Class) ranked in the 47th percentile of the Morningstar Small Growth Category for the 1-year period, the 79th percentile for the 3-year period, the 54th percentile for the 5-year period, and the 20th percentile for the 10-year period.

The Independent Trustees reviewed information comparing the SMid Cap Fund’s total returns for various periods ended September 30, 2022 (annualized for periods greater than one year) to the performance of: (1) the Russell 2500 Growth Index, (2) other comparable smid cap mutual funds provided by CCA (the “SMid Cap Peer Group”), and (3) other mutual funds included in the Morningstar Mid Cap Growth Category. The Independent Trustees noted that the SMid Cap Fund (Investors Share Class) outperformed the Russell 2500 Growth Index for the 5-year period; and underperformed the Russell 2500 Growth Index for the year-to-date, 1-year, 3-year, and since inception periods. The Independent Trustees also considered the Fund’s performance against the SMid Cap Peer Group, noting that the Fund (Investors Share Class) ranked fifth on a year-to-date and 1-year annual return basis, fourth on a three-year annual return basis and third on a 5-year annual return basis. The Independent Trustees considered that the SMid Cap Fund (Investors Share Class) ranked in the 67th percentile of the Morningstar Mid Cap Growth Category for the 1-year period, the 84th percentile for the 3-year period, and the 52nd percentile for the 5-year period.

With respect to the Mid Cap Fund, the Independent Trustees considered the limited performance history of the Fund. The Independent Trustees reviewed information comparing the Mid Cap Fund’s total returns for various periods ended September 30, 2022 (annualized for periods greater than one year) to the performance of: (1) the Russell Mid Cap Growth Index, (2) other comparable mid cap mutual funds provided by CCA (the “Mid Cap Peer Group”), and (3) other mutual funds included in Morningstar Mid Cap Growth Category (the “Morningstar Mid Cap Peer Group”). The Independent Trustees noted that the Mid Cap Fund (Investors Share Class) outperformed the Russell Mid Cap Growth Index since inception; and underperformed the Russell Mid Cap Growth Index for the year-to-date and 1-year periods. The Independent Trustees also considered the Fund’s performance against the Mid Cap Peer Group, noting that

CONESTOGA FUNDS
APPROVAL OF ADVISORY AGREEMENTS (Unaudited) (Continued)

the Fund (Investors Share Class) ranked third on a year-to-date annual return basis and fourth on a 1-year annual return basis. The Independent Trustees further considered that the Mid Cap Fund (Investors Share Class) ranked in the 72nd percentile of the Morningstar Mid Cap Growth Category for the year-to-date period and the 67th percentile for the 1-year period.

The Independent Trustees reviewed information comparing the Micro Cap Fund’s total returns for various periods ended September 30, 2022 (annualized for periods great than one year) to the performance of: (1) the Russell Micro Cap Growth Index, (2) other comparable micro cap mutual funds provided by CCA (the “Micro Cap Peer Group”), and (3) other mutual funds included in the Morningstar Small Growth Category. The Independent Trustees noted that the Micro Cap Fund (Investors Share Class, including the predecessor fund) outperformed the Russell Micro Cap Growth Index for the year-to-date, 1-year, and 3-year periods. The Independent Trustees further considered that the Micro Cap Fund (Investors Share Class) ranked in the 51st percentile of the Morningstar Small Growth Category for the year-to-date period.

Based on the foregoing, the Independent Trustees concluded that CCA’s performance in managing each of the Funds indicated that the Adviser’s continued management will benefit the Funds and their shareholders.

The Independent Trustees considered the Funds’ expense levels, including the effect of the Funds’ expense limitation arrangements with CCA, which apply on a Fund-by-Fund basis and require CCA to assume the operating expenses of the Funds (with exceptions) above a certain limit. The Independent Trustees considered the Adviser’s undertaking to continue such expense limitations until at least January 31, 2024, at current levels. The Independent Trustees compared the net expense ratio and management fee of the Small Cap Fund, SMid Cap Fund, Mid Cap Fund, and Micro Cap Fund to the net expense ratios and management fees of the Morningstar Small Cap, SMid Cap, Mid Cap, and Micro Cap Peer Group, respectively.

For the Small Cap Fund, the Independent Trustees noted that the management fee was ten basis points above the Morningstar Institutional Small High Growth Category average and that the net expense ratios for Investors and Institutional Share Classes were below such Category average. With respect to the SMid Cap Fund, the Board noted that the management fee was thirteen basis points above the Morningstar Institutional Mid Core Growth Category) the “Mid Core Growth Category”) average, and that the net expense ratios for the Institutional Share Class and the Investors Share Class were below and slightly above, respectively, the Mid Core Growth Category average. For the Mid Cap Fund, the Board noted that the management fee was eight basis points above the Mid Core Growth Category average and that the net expense ratios for Investors and Institutional Share Classes were below such Category average. For the Micro Cap Fund, the Board noted that the management fee was twenty basis points above the Morningstar Institutional Small Core Growth Category average and that the net expense ratios for Investors and Institutional Share Classes were above such Category average. The Independent Trustees discussed the competitiveness of the Mid Cap Fund and Micro Cap Fund’s management fees and net expense ratios in light of the size of each Fund.

CONESTOGA FUNDS
APPROVAL OF ADVISORY AGREEMENTS (Unaudited) (Continued)

Overall, the Independent Trustees concluded that the management fees paid by each of the Small Cap Fund, SMid Cap Fund, Mid Cap Fund, and Micro Cap Fund were reasonable in comparison to the management fees of the respective peer categories. The Independent Trustees also concluded that the management fees paid by the Funds to CCA were reasonable in comparison to the management fees charged by the Adviser to its other advisory clients, particularly when considering the nature of the services provided to Fund shareholders versus CCA’s other clients. While intending to continuously monitor the fee structures of the Funds, the Independent Trustees found their expense structures to be acceptable in view of the nature and structure of Fund operations, CCA’s contractual agreements to limit Fund operating expenses, and, with respect to the Mid Cap Fund and the Micro Cap Fund, the size of the Funds.

The Independent Trustees reviewed the costs of the services provided by CCA and discussed the profitability of the Small Cap Fund, SMid Cap Fund, Mid Cap Fund, and Micro Cap Fund advisory relationships to the Adviser. The Independent Trustees considered “fall-out benefits” that could be derived by CCA from its relationship with the Funds. The Independent Trustees also considered CCA’s use of “soft dollar” arrangements. Under such arrangements, it was noted, brokerage commissions paid by the Funds and/or other accounts managed by CCA would be used to pay for research that a securities broker obtains from third parties. The Independent Trustees considered CCA’s representation that the Funds’ fee structures reflect economies of scale and considered the asset size of the Mid Cap Fund and the Micro Cap Fund and potential economies of scale in the future. The Independent Trustees also considered the entrepreneurial risk undertaken by CCA in managing and operating the Trust and the Funds and they considered the Adviser’s commitment to the continued successful operation of the Funds.

After further discussion and consultation with Independent Trustee counsel, the Independent Trustees agreed that they have been provided with sufficient information with which to approve the Investment Advisory Agreements for another year with respect to each of the Funds

Following further consideration of the foregoing factors and such other matters as were deemed relevant, with no single factor being determinative and each Trustee not necessarily attributing the same weight to each factor, the Independent Trustees concluded that the management fee rates of the Funds continued to be supported by the services provided by CCA to the Funds, as well as the costs that were incurred and benefits that were gained by the Adviser in providing such services. As a result, the Independent Trustees concluded that it was in the best interests of the Funds’ shareholders to approve the continuation of the Investment Advisory Agreements and the Independent Trustees determined to approve the Investment Advisory Agreements.

CONESTOGA FUNDS
PRIVACY NOTICE

This notice is being provided to you in accordance with the SEC’s rule regarding the privacy of consumer financial information (“Regulation S-P”). Please take the time to read and understand the privacy policies and procedures that we have implemented to safeguard your nonpublic personal information.1

INFORMATION WE COLLECT

The Conestoga Funds must collect certain personally identifiable financial information about its customers to ensure that it offers the highest quality financial services and products. The personally identifiable financial information which we gather during the normal course of doing business with you may include:

1.	information we receive from you on applications or other forms;

2.	information about your transactions with us, our affiliates, or others;

3.	information collected through an Internet “cookie” (an information collecting device from a web server); and,

4.	information we receive from a consumer reporting agency.

INFORMATION WE DISCLOSE

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. In accordance with Section 248.13 of Regulation S-P, we may disclose all of the information we collect, as described above, to certain nonaffiliated third parties such as attorneys, accountants, auditors and persons or entities that are assessing our compliance with industry standards. We enter into contractual agreements with all nonaffiliated third parties that prohibit such third parties from disclosing or using the information other than to carry out the purposes for which we disclose the information.

CONFIDENTIALITY AND SECURITY

We restrict access to nonpublic personal information about you to those employees who need to know that information to provide financial products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

[1]

Nonpublic personal information means personally identifiable financial information and any list, description or other grouping of consumers that is derived using any personally identifiable financial information that is not publicly available.

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Interested Trustees

Robert M. Mitchell, Chairman and
Chief Executive Officer
Mark S. Clewett, Senior Vice President

Independent Trustees

Nicholas J. Kovich, Lead Independent Trustee
James G. Logue
Denise C. Marbach
M. Eugenie G. Logue
James R. Warren

Investment Adviser

Conestoga Capital Advisors, LLC
CrossPoint at Valley Forge
550 E. Swedesford Road, Suite 120 East
Wayne, PA 19087

Dividend Paying Agent,
Shareholders’ Servicing Agent,
Transfer Agent

Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

Custodian

UMB Bank, NA
928 Grand Blvd.
Kansas City, MO 64106

Distributor

Ultimus Fund Distributors, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
1835 Market Street, Suite 310
Philadelphia, PA 19103

Legal Counsel

Faegre Drinker Biddle & Reath LLP
One Logan Square Suite 2000
Philadelphia, PA 19103

Conestoga Funds’ Officers

Robert M. Mitchell, Chairman and
Chief Executive Officer
Duane R. D’Orazio, Secretary, Chief Compliance Officer
Mark S. Clewett, Senior Vice President
Joseph F. Monahan, Senior Vice President, Treasurer
Jennifer L. Leamer, Assistant Treasurer
Daniel D. Bauer, Assistant Treasurer
Stephen L. Preston, Assistant Vice President
and Anti-Money Laundering Officer

This report is provided for the general information of the shareholders of the Conestoga Small Cap, SMid Cap, Mid Cap and Micro Cap Funds. This report is not intended for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus.

Conestoga Funds-SAR-23

(b)	Not applicable

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 13.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(1) Not applicable

(2) Change in the registrant’s independent public accountants: Attached hereto

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

Exhibit 99.IND PUB ACCT	Change in registrant’s independent public accounting

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Conestoga Funds

By (Signature and Title)*		/s/ Robert M. Mitchell
Robert M. Mitchell, Chief Executive Officer

Date	June 5, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Robert M. Mitchell
Robert M. Mitchell, Chief Executive Officer

Date	June 5, 2023

By (Signature and Title)*		/s/ Joseph F. Monahan
Joseph F. Monahan, Treasurer and Principal Accounting Officer

Date	June 5, 2023

*	Print the name and title of each signing officer under his or her signature.